As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2007

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments.

S&P 500 Bear 1X Fund (Formerly known as U.S./Short Fund)
Schedule of Investments
November 30, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS -87.3%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 81.2%

$4,300,000	Federal Home Loan Bank
	Discount Note, 5.217%, 12/1/2006
	(Cost $4,300,000)	$4,300,000

Shares		Value
MONEY MARKET FUND - 6.1%

323,867	Fidelity Institutional Money Market Portfolio
	(Cost $323,867)	$323,867

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,623,867)	$4,623,867

	Other Assets in Excess of Liabilities - 12.7%	671,211

	TOTAL NET ASSETS - 100.0%	$5,295,078

Percentages are calculated as a percent of net assets.

S&P 500 Bear 1X Fund (Formerly known as U.S./Short Fund)
Schedule of Short Futures Contracts
November 30, 2006 (Unaudited)

		Unrealized
Contracts		Depreciation
SHORT FUTURES CONTRACTS

25	S&P 500 Index Mini Futures Contracts
	Expiring December 2006
	(Underlying Face Amount
	at Market Value $1,753,438)	$(28,688)

S&P 500 Bear 1X Fund (Formerly known as U.S./Short Fund)
Schedule of Short Equity Swap Contracts
November 30, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	S&P 500 Index	2,502	$3,485,209	7/23/2007	$(15,571)

NASDAQ - 100 Bull 1.25X Fund (Formerly known as OTC Plus Fund)
Schedule of Investments
November 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 94.4%
Air Freight & Logistics - 1.0%
2,757	C.H. Robinson Worldwide, Inc.	$121,308
3,448	Expeditors International of Washington, Inc.	155,987
		277,295
Biotechnology - 6.7%
9,158	Amgen, Inc. *	650,218
6,151	Biogen Idec, Inc. *	321,451
5,700	Celgene Corp. *	317,661
7,452	Gilead Sciences, Inc. *	491,236
		1,780,566
Chemicals - 0.3%
1,054	Sigma-Aldrich Corp.	80,220

Commercial Services & Supplies - 0.9%
3,225	Cintas Corp.	136,095
2,183	Monster Worldwide, Inc. *	95,288
		231,383
Communications - 1.0%
11,189	Liberty Media Holding Corp. - Class A *	254,662

Communications Equipment - 11.2%
36,013	Cisco Systems, Inc. *	968,029
3,452	Comverse Technology, Inc. *	67,383
5,201	JDS Uniphase Corp. *	96,115
6,102	Juniper Networks, Inc. *	129,912
32,781	QUALCOMM, Inc.	1,199,457
3,063	Research In Motion Ltd. *	425,236
1,751	Telefonaktiebolaget LM Ericsson - ADR	68,061
4,202	Tellabs, Inc. *	42,188
		2,996,381
Computer Programming Services - 0.3%
5,967	BEA Systems, Inc. *	82,166

Computers & Peripherals - 10.1%
19,541	Apple Computer, Inc. *	1,791,519
13,977	Dell, Inc. *	380,733
6,410	Network Appliance, Inc. *	251,336
2,954	SanDisk Corp. *	131,158
24,956	Sun Microsystems, Inc. *	135,262
		2,690,008
Consumer Services - 0.4%
2,885	Apollo Group, Inc. *	111,909

Electrical Equipment - 0.4%
3,182	American Power Conversion Corp.	96,574

Electronic Equipment & Instruments - 0.8%
1,351	CDW Corp.	95,245
10,330	Flextronics International Ltd. *	116,213
		211,458
Energy Equipment & Services - 0.3%
2,804	Patterson-UTI Energy, Inc.	77,699

Health Care Equipment & Supplies - 1.1%
5,448	Biomet, Inc.	205,989
2,450	DENTSPLY International, Inc.	78,228
		284,217
Health Care Providers & Services - 1.0%
2,068	Express Scripts, Inc. *	141,037
1,510	Lincare Holdings, Inc. *	56,882
2,189	Patterson Companies, Inc. *	81,234
		279,153
Hotels Restaurants & Leisure - 2.9%
17,348	Starbucks Corp. *	612,211
1,798	Wynn Resorts Ltd.	157,954
		770,165
Household Durables - 0.6%
3,348	Garmin Ltd.	170,380

Internet & Catalog Retail - 3.9%
4,570	Amazon.com, Inc. *	184,354
17,341	eBay, Inc. *	560,981
5,486	Expedia, Inc. *	99,681
5,260	IAC/InterActiveCorp *	191,937
		1,036,953
Internet Software & Services - 5.9%
2,445	Akamai Technologies, Inc. *	119,487
2,179	Google, Inc. *	1,056,641
3,788	VeriSign, Inc. *	98,905
11,035	Yahoo!, Inc. *	297,834
		1,572,867
IT Services - 2.5%
1,434	CheckFree Corp. *	59,956
2,241	Cognizant Technology Solutions Corp. *	182,776
3,681	Fiserv, Inc. *	188,136
5,933	Paychex, Inc.	233,819
		664,687
Machinery - 1.5%
1,943	Joy Global, Inc.	85,298
4,667	PACCAR, Inc.	304,755
		390,053
Media - 4.9%
15,730	Comcast Corp. - Class A *	636,436
3,916	Discovery Holding Co. *	60,071
3,548	EchoStar Communications Corp. - Class A *	127,764
1,387	Lamar Advertising Co. *	83,705
3,830	Liberty Global, Inc. - Class A *	103,295
5,563	NTL, Inc.	134,013
25,015	Sirius Satellite Radio, Inc. *	106,564
4,489	XM Satellite Radio Holdings, Inc. - Class A *	64,821
		1,316,669
Medical Devices - 0.2%
595	Intuitive Surgical, Inc. *	60,464

Medical Instruments - 0.5%
4,251	MedImmune, Inc. *	138,965

Multiline Retail - 1.7%
2,703	Sears Holdings Corp. *	463,348

Pharmaceuticals - 3.2%
1,949	Amylin Pharmaceuticals, Inc. *	77,960
5,367	Genzyme Corp. *	345,635
1,722	Sepracor, Inc. *	96,105
10,209	Teva Pharmaceutical Industries Ltd. - ADR	327,300
		847,000
Prepackaged Software - 0.3%
3,907	Check Point Software Technologies Ltd. *	89,470

Retail - Discount - 0.8%
4,074	Costco Wholesale Corp.	212,907

Retail - Food - 0.4%
2,266	Whole Foods Market, Inc.	110,581

Semiconductor & Semiconductor Equipment - 10.6%
8,349	Altera Corp. *	166,062
13,229	Applied Materials, Inc.	237,857
7,009	Broadcom Corp. - Class A *	230,106
33,508	Intel Corp.	715,396
3,973	KLA-Tencor Corp.	205,285
2,399	Lam Research Corp. *	126,187
6,705	Linear Technology Corp.	215,499
9,113	Marvell Technology Group Ltd. *	188,092
7,400	Maxim Integrated Products, Inc.	232,952
2,930	Microchip Technology, Inc.	99,942
5,623	NVIDIA Corp. *	207,995
7,459	Xilinx, Inc.	199,901
		2,825,274
Software - 15.4%
4,103	Activision, Inc. *	69,956
9,472	Adobe Systems, Inc. *	380,111
3,949	Autodesk, Inc. *	162,620
4,858	Cadence Design Systems, Inc. *	89,290
3,533	Citrix Systems, Inc. *	101,539
5,072	Electronic Arts, Inc. *	283,271
7,211	Intuit, Inc. *	227,002
57,257	Microsoft Corp.	1,679,348
35,663	Oracle Corp. *	678,667
3,012	Red Hat, Inc. *	52,409
17,724	Symantec Corp. *	375,749
		4,099,962
Specialty Retail - 2.4%
6,247	Bed Bath & Beyond, Inc. *	242,071
2,287	PETsMART, Inc.	67,650
2,326	Ross Stores, Inc.	72,083
8,043	Staples, Inc.	204,855
2,847	Urban Outfitters, Inc. *	63,431
		650,090
Trading Companies & Distributors - 0.3%
2,378	Fastenal Co.	85,584

Wireless Telecommunication Services - 0.9%
1,598	Millicom International Cellular SA *	91,502
2,455	NII Holdings, Inc. *	159,403
		250,905
	TOTAL COMMON STOCKS
	(Cost $19,338,349)	$25,210,015

Face Amount		Value
SHORT-TERM INVESTMENTS - 3.1%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.9%
$500,000	Federal Home Loan Bank
	Discount Note, 5.217%, 12/1/2006
	(Cost $500,000)	$500,000

Shares		Value
MONEY MARKET FUND - 1.2%

336,699	Fidelity Institutional Money Market Portfolio
	(Cost $336,699)	$336,699

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $836,699)	$836,699

	TOTAL INVESTMENTS - 97.5%
	(Cost $20,175,048)	$26,046,714

	Other Assets in Excess of Liabilities - 2.5%	657,824

	TOTAL NET ASSETS - 100.0%	$26,704,538

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt
*	Non Income Producing

Small Cap Bull 2.5X Fund
Schedule of Investments
November 30, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 7.1%

8,000	iShares Russell 2000 Index Fund	$624,720

	TOTAL INVESTMENT COMPANIES
	(Cost $580,820)	$624,720

Face Amount		Value
SHORT-TERM INVESTMENTS - 63.6%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 59.7%

$5,300,000	Federal Home Loan Bank
	Discount Note, 5.217%, 12/1/2006
	(Cost $5,300,000)	$5,300,000

Shares		Value
MONEY MARKET FUND - 3.9%

344,773	Fidelity Institutional Money Market Portfolio
	(Cost $344,773)	$344,773

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,644,773)	$5,644,773

	TOTAL INVESTMENTS - 70.7%
	(Cost $6,225,593)	$6,269,493

	Other Assets in Excess of Liabilities - 29.3%	2,602,310

	TOTAL NET ASSETS - 100.0%	$8,871,803

Percentages are calculated as a percent of net assets.

Small Cap Bull 2.5X Fund
Schedule of Futures Contracts Purchased
November 30, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

17	Russell 2000 Index Futures Contracts
	Expiring December 2006
	(Underlying Face Amount
	at Market Value $6,678,875)	$82,799

Small Cap Bull 2.5X Fund
Schedule of Equity Swap Contracts Purchased
November 30, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Russell 2000 Index	19,943	$15,704,052	5/17/2007	$(29,757)

Small Cap Bear 2.5X Fund
Schedule of Investments
November 30, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 77.5%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.4%

$11,401,000	Federal Home Loan Bank
	Discount Note, 5.217%, 12/1/2006
	(Cost $11,401,000)	$11,401,000

Shares		Value
MONEY MARKET FUND - 0.1%

19,202	Fidelity Institutional Money Market Portfolio
	(Cost $19,202)	$19,202

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,420,202)	$11,420,202

	Other Assets in Excess of Liabilities - 22.5%	3,308,077

	TOTAL NET ASSETS - 100.0%	$14,728,279

Percentages are calculated as a percent of net assets.

Small Cap Bear 2.5X Fund
Schedule of Short Futures Contracts
November 30, 2006 (Unaudited)

		Unrealized
Contracts		Depreciation
FUTURES CONTRACTS PURCHASED

31	Russell 2000 Index Futures Contracts
	Expiring December 2006
	(Underlying Face Amount
	at Market Value $12,179,125)	$(177,690)

Small Cap Bear 2.5X Fund
Schedule of Short Equity Swap Contracts
November 30, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Russell 2000 Index	31,546	$24,556,738	3/14/2007	$(233,857)

Dow 30 Bull 1.25X Fund (Formerly known as Dow 30 Plus)
Schedule of Investments
November 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 93.6%
Aerospace & Defense - 12.0%
9,893	The Boeing Co.	$875,828
9,893	Honeywell International, Inc.	425,201
9,893	United Technologies Corp.	638,395
		1,939,424
Automobiles - 1.8%
9,893	General Motors Corp.	289,172

Beverages - 2.9%
9,893	The Coca-Cola Co.	463,289

Chemicals - 2.9%
9,893	E.I. du Pont de Nemours & Co.	464,279

Computers & Peripherals - 8.1%
9,893	Hewlett-Packard Co.	390,378
9,893	International Business Machines Corp.	909,364
		1,299,742
Consumer Finance - 3.6%
9,893	American Express Co.	580,917

Financial Services - 5.9%
9,893	Citigroup, Inc.	490,594
9,893	JPMorgan Chase & Co.	457,848
		948,442
Food & Staples Retailing - 2.8%
9,893	Wal-Mart Stores, Inc.	456,067

Hotels Restaurants & Leisure - 2.6%
9,893	McDonald's Corp.	415,209

Industrial Conglomerates - 7.2%
9,893	3M Co.	805,884
9,893	General Electric Co.	349,025
		1,154,909
Insurance - 4.3%
9,893	American International Group, Inc.	695,676

Machinery - 3.8%
9,893	Caterpillar, Inc.	613,663

Manufacturing - 3.8%
9,893	The Procter & Gamble Co.	621,181

Media - 2.0%
0.100	Idearc, Inc. *	3
9,893	The Walt Disney Co.	326,963
		326,966
Metals & Mining - 1.9%
9,893	Alcoa, Inc.	308,365

Oil, Gas & Consumable Fuels - 4.7%
9,893	Exxon Mobil Corp.	759,881

Pharmaceuticals - 8.5%
9,893	Johnson & Johnson	652,048
9,893	Merck & Co., Inc.	440,337
9,893	Pfizer, Inc.	271,959
		1,364,344
Semiconductor & Semiconductor Equipment - 1.3%
9,893	Intel Corp.	211,216

Software - 1.8%
9,893	Microsoft Corp.	290,162

Specialty Retail - 2.3%
9,893	The Home Depot, Inc.	375,637

Telecommunication Services - 4.2%
9,893	AT&T, Inc.	335,472
9,893	Verizon Communications, Inc.	345,661
		681,133
Tobacco - 5.2%
9,893	Altria Group, Inc.	833,090

	TOTAL COMMON STOCKS
	(Cost $12,293,653)	$15,092,764

Face Amount		Value
SHORT-TERM INVESTMENTS - 5.3%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.3%
$700,000	Federal Home Loan Bank
	Discount Note, 5.217%, 12/1/2006	$700,000
	(Cost $700,000)

Shares		Value
MONEY MARKET FUND - 1.0%
160,767	Fidelity Institutional Money Market Portfolio
	(Cost $160,767)	$160,767

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $860,767)	$860,767

	TOTAL INVESTMENTS - 98.9%
	(Cost $13,154,420)	$15,953,531

	Other Assets in Excess of Liabilities - 1.1%	182,062

	TOTAL NET ASSETS - 100.0%	$16,135,593

Percentages are calculated as a percent of net assets.

*	Non Income Producing

Dow 30 Bull 1.25X Fund (Formerly known as Dow 30 Plus)
Schedule of Futures Contracts Purchased
November 30, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

42	Dow Jones Index Futures Contracts
	Expiring December 2006
	(Underlying Face Amount
	at Market Value $5,142,900)	$50,381

Dynamic HY Bond Fund
Schedule of Investments (Unaudited)
November 30, 2006

Face Amount			Value
CORPORATE BONDS - 10.5%
Automobiles - 4.2%
$3,500,000		General Motors Corp.
		7.125%, 7/15/2013	$3,255,000

6,000,000		General Motors Corp.
		8.375%, 07/15/2033	5,505,000
			8,760,000

Grantor Trust - 5.9%
12,125,000		TRAINS High Yield Note,
		7.548%, 5/1/2016
		(Cost - $11,916,719; Acquired 7/5/2006,	12,268,984
		7/7/2006, and 8/28/06)[1,2]

Health Care Providers & Services - 0.0%
125,000		Tenet Healthcare Corp.
		7.375%, 2/1/2013	114,063

IT Services - 0.1%
125,000		Sungard Data Systems, Inc.
		9.125%, 8/15/2013	131,406

Transportation Equipment - 0.3%
3,524,800	EUR	Dura Operating Corp.
		9.000%, 5/1/2009
		(Cost - $173,756; Acquired 11/28/06)[3]	140,042

11,360,000		Dura Operating Corp.
		9.000%, 5/1/2009
		(Cost - $426,000; Acquired 11/28/06)[3]	440,200
			580,242

		TOTAL CORPORATE BONDS
		(Cost $20,789,730)	$21,854,695

Face Amount			Value
SHORT-TERM INVESTMENTS - 85.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 85.1%

$177,525,000		Federal Home Loan Bank
		Discount Note, 5.217%, 12/1/2006	$177,525,000
		(Cost $177,525,000)

Shares			Value
MONEY MARKET FUND - 0.1%

112,252		Fidelity Institutional Money Market Portfolio	$112,252
		(Cost $112,252)

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $177,637,252)	$177,637,252

		TOTAL INVESTMENTS - 95.7%
		(Cost $198,426,982)	$199,491,947

		Other Assets in Excess of Liabilities - 4.3%	9,046,201

		TOTAL NET ASSETS - 100.0%	$208,538,148

Percentages are stated as a percent of net assets.

[1]		144A securities are those that are exempt from registration under Rule 144A of the
		Securities Act of 1933, as amended. These securities are generally issued to
		qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these
		securities must generally be effected through a sale that is exempt from registration
		(e.g. a sale to another QIB), or the security must be registered for public sale.
		At November 30, 2006, the market value of 144A securities was $12,268,984
		or 5.9% of net assets.

[2]		Variable rate security.

[3]		Security in default.

EUR		European Monetary Units

Dynamic HY Bond Fund
Schedule of Futures Contracts Purchased (Unaudited)
November 30, 2006

			Unrealized
Contracts			Appreciation
FUTURES CONTRACTS PURCHASED

75		S & P 500 Index Futures Contracts
		Expiring December 2006
		(Underlying Face Amount
		at Market Value $26,302,500)	$1,080,038

Dynamic HY Bond Fund
Schedule of Credit Default Swaps (Unaudited)
November 30, 2006

			Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty		Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation

Bank of America		Dow Jones CDX	Sell	3.45%	$29,000,000	6/20/2011	$953,216

Bear Sterns & Co., Inc.		Dow Jones CDX	Sell	3.45%	$46,000,000	6/20/2011	1,950,339

Goldman Sachs & Co.		Dow Jones CDX	Sell	3.45%	$32,000,000	6/20/2011	1,213,959

Morgan Stanley		Dow Jones CDX	Sell	3.45%	$14,000,000	6/20/2011	543,256

Bank of America		Dow Jones CDX	Sell	3.25%	$10,000,000	12/20/2011	40,883

Bear Sterns & Co., Inc.		Dow Jones CDX	Sell	3.25%	$10,000,000	12/20/2011	103,383

Morgan Stanley		Dow Jones CDX	Sell	3.25%	$10,000,000	12/20/2011	140,883

							$4,945,919

HY Bear Fund
Schedule of Investments (Unaudited)
November 30, 2006

Face Amount		Value
SHORT-TERM INVESTMENTS - 80.4%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 80.3%

$1,900,000	Federal Home Loan Bank
	Discount Note, 5.217%, 12/1/2006	$1,900,000
	(Cost $1,900,000)

Shares		Value
MONEY MARKET FUND - 0.1%

2,156	Fidelity Institutional Money Market Portfolio	$2,156
	(Cost $2,156)

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,902,156)	$1,902,156

	TOTAL INVESTMENTS - 80.4%
	(Cost $1,902,156)	$1,902,156

	Other Assets in Excess of Liabilities - 19.6%	463,357

	TOTAL NET ASSETS - 100.0%	$2,365,513

Percentages are calculated as a percent of net assets.

HY Bear Fund
Schedule of Short Credit Default Swaps (Unaudited)
November 30, 2006

		Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Depreciation

Goldman Sachs & Co.	Dow Jones CDX	Buy	3.45%	$1,500,000	6/20/2011	$(56,715)

10 Year Bull 2.5X Fund
Schedule of Investments
November 30, 2006 (Unaudited)

Face Amount		Value
U.S. TREASURY OBLIGATIONS - 86.2%

$5,500,000	U.S. Treasury Note
	4.625%, 11/15/2016
	(Cost $5,553,270)	$5,573,047

SHORT-TERM INVESTMENTS - 12.5%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.3%

$600,000	Federal Home Loan Bank
	Discount Note, 5.217%, 12/1/2006
	(Cost $600,000)	$600,000

Shares		Value
MONEY MARKET FUND - 3.2%

209,640	Fidelity Institutional Money Market Portfolio
	(Cost $209,640)	$209,640

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $809,640)	$809,640

	TOTAL INVESTMENTS - 98.7%
	(Cost $6,362,910)	$6,382,687

	Other Assets in Excess of Liabilities - 1.3%	84,115

	TOTAL NET ASSETS - 100.0%	$6,466,802

Percentages are calculated as a percent of net assets.

10 Year Bull 2.5X Fund
Schedule of Futures Contracts Purchased
November 30, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

97	U.S. Treasury 10-Year Note Futures Contracts
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $10,589,672)	$32,436

10 Year Note Bear 2.5X Fund
Schedule of Investments
November 30, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 99.7%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 98.7%

$11,601,000	Federal Home Loan Bank
	Discount Note, 5.217%, 12/1/2006
	(Cost $11,601,000)	$11,601,000

Shares		Value
MONEY MARKET FUND - 1.0%

119,423	Fidelity Institutional Money Market Portfolio
	(Cost $119,423)	$119,423

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,720,423)	$11,720,423

	Other Assets in Excess of Liabilities - 0.3%	30,847

	TOTAL NET ASSETS - 100.0%	$11,751,270

Percentages are calculated as a percent of net assets.

10 Year Note Bear 2.5X Fund
Schedule of Short Futures Contracts Purchased
November 30, 2006 (Unaudited)

		Unrealized
Contracts		Depreciation
SHORT FUTURES CONTRACTS PURCHASED

9	U.S. Treasury 10-Year Note Future Contracts
	Expiring March 2007
	(Underlying Face Amount
	at Market Value $982,547)	$(3,478)

10 Year Note Bear 2.5X Fund
Schedule of Securities Sold Short
November 30, 2006 (Unaudited)

Face Amount		Value
U.S. TREASURY OBLIGATIONS

$27,890,000	U.S. Treasury Note
	4.625%, 11/15/2016	$28,260,414

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $27,979,521)	$28,260,414

Commodity Bull 2X Fund
Schedule of Investments
November 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 84.8%
Chemicals - 5.4%
1,862	Potash Corporation of Saskatchewan, Inc.	$262,058

Energy Equipment & Services - 8.7%
2,839	Baker Hughes, Inc.	208,468
3,147	Schlumberger Ltd.	215,506
		423,974
Food Products - 11.0%
4,645	Archer-Daniels-Midland Co.	163,040
7,585	ConAgra Foods, Inc.	194,935
11,105	Tyson Foods, Inc.	176,458
		534,433
Metals & Mining - 31.0%
4,246	Alcan, Inc.	204,275
6,295	Alcoa, Inc.	196,215
6,090	Barrick Gold Corp.	191,470
7,719	Goldcorp, Inc.	240,601
4,011	Newmont Mining Corp.	188,156
2,115	Phelps Dodge Corp.	260,145
3,033	United States Steel Corp.	226,838
		1,507,700
Oil & Gas - 12.8%
4,052	Anadarko Petroleum Corp.	200,007
2,812	Apache Corp.	196,643
2,419	Marathon Oil Corp.	228,305
		624,955
Oil, Gas & Consumable Fuels - 8.6%
2,701	Devon Energy Corp.	198,172
4,411	Hess Corp.	221,741
		419,913
Paper & Forest Products - 7.3%
5,209	International Paper Co.	172,418
2,852	Weyerhaeuser Co.	184,467
		356,885

	TOTAL COMMON STOCKS
	(Cost $4,003,718)	$4,129,918

Face Amount		Value
SHORT-TERM INVESTMENTS - 87.9%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 82.2%

$4,000,000	Federal Home Loan Bank
	Discount Note, 5.217%, 12/1/2006
	(Cost $4,000,000)	$4,000,000

Shares		Value
MONEY MARKET FUND - 5.7%

277,850	Fidelity Institutional Money Market Portfolio
	(Cost $277,850)	$277,850

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,277,850)	$4,277,850

	TOTAL INVESTMENTS - 172.7%	$8,407,768
	(Cost $8,281,568)

	Liabilities in Excess of Other Assets - (72.7)%	(3,538,243)

	TOTAL NET ASSETS - 100.0%	$4,869,525

Percentages are calculated as a percent of net assets.

Commodity Bull 2X Fund
Schedule of Equity Swap Contracts
November 30, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	MS Commodity Related Equity Index	9,332	$5,623,911	8/31/2007	$213,274

Emerging Markets Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2006

Shares		Value
INVESTMENT COMPANIES - 56.1%
126,469	iShares MSCI Emerging Markets Index Fund	$13,886,296
	(Cost $12,989,430)

SHORT-TERM INVESTMENTS - 35.0%
MONEY MARKET FUND - 1.5%
375,031	Fidelity Institutional Money Market Portfolio	$375,031
	(Cost $375,031)

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.5%

$ 8,301,000	Federal Home Loan Bank Discount Note, 5.217%, 12/1/2006	$8,301,000
	(Cost $8,301,000)

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,676,031)	$8,676,031
	TOTAL INVESTMENTS (Cost $21,665,461) - 91.1%	$22,562,327
	Other Assets in Excess of Liabilities - 8.9%	2,212,938
	TOTAL NET ASSETS - 100.0%	$24,775,265

Percentages are calculated as a percent of net assets.

Emerging Markets Bull 2X Fund
Schedule of Equity Swap Contracts Purchased (Unaudited)
November 30, 2006

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciaton

Goldman Sachs & Co.	Ishares MSCI Emerging Market Index	104,300	$11,218,618	9/4/2007	$213,858

Credit Suisse Capital LLC	Ishares MSCI Emerging Market Index	219,760	$22,882,866	4/4/2011	1,246,782
					$1,460,640

Emerging Markets Bear 2X Fund
Schedule of Investments (Unaudited)
November 30, 2006

Shares		Value
SHORT-TERM INVESTMENTS - 48.5%
MONEY MARKET FUND - 7.5%
127,788	Fidelity Institutional Money Market Portfolio	$127,788
	(Cost $127,788)

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.0%

$ 700,000	Federal Home Loan Bank Discount Note, 5.217%, 12/1/2006	$700,000
	(Cost $700,000)

	TOTAL SHORT-TERM INVESTMENTS (Cost $827,788)	$827,788
	TOTAL INVESTMENTS (Cost $827,788) - 48.5%	$827,788
	Other Assets in Excess of Liabilities - 51.5%	879,553
	TOTAL NET ASSETS - 100.0%	$1,707,341

Percentages are calculated as a percent of net assets.

Emerging Markets Bear 2X Fund
Schedule of Short Equity Swap Contracts (Unaudited)
November 30, 2006

					Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Ishares MSCI Emerging Market Index	1,520	$164,986	11/27/2007	$(1,902)

Credit Suisse Capital LLC	Ishares MSCI Emerging Market Index	29,610	$3,114,153	4/4/2011	(137,025)
					$(138,927)

Developed Markets Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2006

Shares		Value
INVESTMENT COMPANIES - 79.6%
249,100	iShares MSCI EAFE Index Fund	$18,047,295

	TOTAL INVESTMENT COMPANIES (Cost $16,940,161)	$18,047,295

Shares		Value
SHORT-TERM INVESTMENTS - 7.2%
MONEY MARKET FUND - 1.0%
234,502	Fidelity Institutional Money Market Portfolio	$234,502
	(Cost $234,502)

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.2%
$ 1,400,000	Federal Home Loan Bank Discount Note, 5.217%, 12/1/2006	$1,400,000
	(Cost $1,400,000)

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,634,502)	$1,634,502

	TOTAL INVESTMENTS (Cost $18,574,663) - 86.8%	$19,681,797
	Other Assets in Excess of Liabilities - 13.2%	2,993,563
	TOTAL NET ASSETS - 100.0%	$22,675,360

	Percentages are calculated as a percent of net assets.

Developed Markets Bull 2X Fund
Schedule of Equity Swap Contracts Purchased (Unaudited)
November 30, 2006

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	Ishares MSCI EAFE Index Swap	377,425	$26,776,594	1/26/2007	$539,675

Developed Markets Bear 2X Fund
Schedule of Investments (Unaudited)
November 30, 2006

Shares		Value
SHORT TERM INVESTMENTS - 93.2%
MONEY MARKET FUND - 30.3%
192,840	Fidelity Institutional Money Market Portfolio	$192,840
	(Cost $192,840)

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 62.9%

$400,000	Federal Home Loan Bank Discount Note, 5.217%, 12/1/2006	$400,000
	(Cost $400,000)

	TOTAL SHORT TERM INVESTMENTS (Cost $592,840)	$592,840

	TOTAL INVESTMENTS (Cost $592,840) - 93.2%	$592,840
	Liabilities in Excess of Other Assets - 6.8%	43,376
	TOTAL NET ASSETS - 100.00%	$636,216

	Percentages are calculated as a percent of net assets.

Developed Markets Bear 2X Fund
Schedule of Short Futures Contracts (Unaudited)
November 30, 2006

		Unrealized
Contracts		Depreciation
FUTURES CONTRACTS

6	MSCI EAFE Mini Futures
	Expiring December 2006
	(Underlying Face Amount
	at Market Value $606,750)	$(21,101)

Developed Markets Bear 2X Fund
Schedule of Short Equity Swap Contracts Purchased (Unaudited)
November 30, 2006

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Ishares MSCI EAFE Index	9,300	$660,269	2/8/2007	$(12,921)

	Evolution Managed Bond Fund
	Schedule of Investments
	November 30, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 98.4%

84,829	BlackRock Corporate High Yield Fund	$688,811
113,444	iShares Iboxx Investment Grade Corporated Bond Fund	12,325,690
62,196	iShares Lehman Aggregate Bond Fund	6,286,150
7,707	iShares Lehman 1-3 Year Treasury Bond Fund	619,797
98,834	iShares Lehman 7-10 Year Treasury Bond Fund	8,305,021
48,016	iShares Lehman 20+ Year Treasury Bond Fund	4,395,865
94,683	iShares Lehman Treasury Inflation Protected Securities Fund	9,575,292
39,187	Neuberger Berman Income Opportunity Fund	702,623
50,236	Nuveen Floating Rate Income Opportunity Fund	683,210
35,975	Pioneer Floating Rate Trust	681,726
107,949	Putnam Premier Income Trust	685,476
79,545	Van Kampen Senior Income Trust	686,473
64,218	Western Asset High Income Fund II	683,922

	TOTAL INVESTMENT COMPANIES
	(Cost $45,239,218)	$46,320,056

Face
Amount		Value
SHORT-TERM INVESTMENTS - 1.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.1%
$500,000	Federal Home Loan Bank Discount
	Note, 5.22%, 12/01/2006
	(Cost $500,000)	$500,000

Shares		Value
MONEY MARKET FUND - 0.4%

201,435	Fidelity Institutional Money Market Portfolio
	(Cost $201,435)	$201,435

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $701,435)	$701,435

	TOTAL INVESTMENTS - 99.9%
	(Cost $45,940,653)	$47,021,491

	Other Assets in Excess of Liabilities - 0.1%	64,729

	TOTAL NET ASSETS - 100.0%	$47,086,220

	Percentages are calculated as a percent of net assets.

	Evolution All-Cap Equity Fund
	Schedule of Investments
	November 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 94.8%

Aerospace & Defense - 2.6%
12,750	AAR Corp. *	$339,022
13,539	Armor Holdings, Inc. *	765,630
15,813	Ceradyne, Inc. *	835,243
21,834	Curtiss-Wright Corp.	776,199
3,361	Precision Castparts Corp.	253,621
		2,969,715
Air Freight & Logistics - 0.8%
1,287	C.H. Robinson Worldwide, Inc.	56,628
5,175	EGL, Inc. *	165,289
8,737	Expeditors International of Washington, Inc.	395,262
1,062	Forward Air Corp.	35,365
5,864	HUB Group, Inc. *	167,358
2,510	Ryder System, Inc.	130,947
		950,849
Airlines - 0.7%
803	British Airways PLC ADR *	77,859
93,134	Mesa Air Group, Inc. *	760,905
		838,764
Auto Components - 1.5%
7,646	ArvinMeritor, Inc.	132,352
27,629	Cooper Tire & Rubber Co.	365,532
16,022	Drew Industries, Inc. *	444,450
36,873	Superior Industries International, Inc.	727,504
		1,669,838
Automobiles - 0.9%
5,820	Ford Motor Co.	47,317
3,993	General Motors Corp.	116,715
10,044	Harley-Davidson, Inc.	740,946
2,070	Thor Industries, Inc.	93,688
		998,666
Beverages - 1.1%
18,005	Hansen Natural Corp. *	506,481
14,021	Pepsi Bottling Group, Inc.	439,138
5,653	PepsiCo, Inc.	350,316
		1,295,935
Biotechnology - 1.7%
14,830	Biogen Idec, Inc. *	775,016
799	Gilead Sciences, Inc. *	52,670
68,359	Millennium Pharmaceuticals, Inc. *	769,039
7,019	Vertex Pharmaceuticals, Inc. *	310,941
		1,907,666
Building Products - 0.3%
1,743	Simpson Manufacturing Co., Inc.	53,981
5,195	Universal Forest Products, Inc.	242,295
		296,276
Capital Markets - 4.1%
4,196	The Bear Stearns Companies, Inc.	639,806
9,670	Eaton Vance Corp.	308,473
9,285	Federated Investors, Inc.	308,076
485	Franklin Resources, Inc.	51,769
4,057	The Goldman Sachs Group, Inc.	790,304
8,347	Investment Technology Group, Inc. *	313,012
8,384	Jefferies Group, Inc.	243,052
104,972	LaBranche & Co., Inc. *	1,133,698
7,563	Morgan Stanley	575,998
6,158	SEI Investments Co.	358,334
		4,722,522
Chemicals - 2.2%
7,313	Ashland, Inc.	494,432
14,871	The Dow Chemical Co.	594,989
1,054	E.I. du Pont de Nemours & Co.	49,464
4,355	FMC Corp.	308,682
2,041	Lyondell Chemical Co.	50,413
22,975	OM Group, Inc. *	1,080,974
		2,578,954
Commercial Banks - 2.7%
4,604	ABN AMRO Holding NV ADR	138,580
2,049	Banco Bradesco SA ADR	77,268
2,302	Banco Itau Holding Financeira SA ADR	77,071
2,587	BanColombia SA ADR	77,791
3,568	Banco Santander Central Hispano SA ADR	65,223
3,426	Bank of America Corp.	184,490
1,191	Barclays PLC ADR	64,386
1,154	BB&T Corp.	49,634
11,522	Central Pacific Financial Corp.	431,729
1,235	Fifth Third Bancorp	48,696
680	HSBC Holdings PLC ADR	63,240
1,363	KeyCorp	49,204
1,498	Lloyds TSB Group PLC ADR	64,040
2,927	M&T Bank Corp.	347,259
9,420	Mercantile Bankshares Corp.	429,646
2,651	Nara Bancorp, Inc.	53,762
1,367	National City Corp.	49,349
1,363	Regions Financial Corp.	49,954
612	SunTrust Banks, Inc.	49,970
3,461	Susquehanna Bancshares, Inc.	95,731
904	Unibanco - Uniao de Bancos Brasileiros SA ADR	76,542
14,529	Umpqua Holdings Corp.	436,161
1,483	US Bancorp	49,888
918	Wachovia Corp.	49,746
1,395	Wells Fargo & Co.	49,160
		3,128,520
Commercial Services & Supplies - 1.2%
14,682	Kelly Services, Inc. - Class A	427,833
10,422	Korn/Ferry International *	242,937
22,956	Labor Ready, Inc. *	434,328
8,233	Sotheby's Holdings	255,964
		1,361,062
Communications Equipment - 0.7%
1,517	Comtech Telecommunications Corp. *	53,884
86,918	UTstarcom, Inc. *	771,832
		825,716
Computers & Peripherals - 0.5%
2,014	Lexmark International, Inc. - Class A *	138,926
21,017	Western Digital Corp. *	431,269
		570,195
Construction & Engineering - 0.8%
2,924	EMCOR Group, Inc. *	174,475
17,434	URS Corp. *	769,886
		944,361
Construction Materials - 0.4%
2,359	Cemex SAB de C.V. ADR *	76,762
5,243	Texas Industries, Inc.	357,835
		434,597
Consumer Finance - 0.2%
5,271	World Acceptance Corp. *	239,251

Distributors - 0.4%
18,341	Building Materials Holding Corp.	451,922
1,066	Genuine Parts Co.	49,985
		501,907
Electric Utilities - 1.2%
3,120	Allegheny Energy, Inc. *	138,403
1,744	Companhia Energetica de Minas Gerais ADR	79,230
6,968	Companhia Paranaense de Energia-Copel ADR	77,275
2,333	FirstEnergy Corp.	139,607
3,539	Hawaiian Electric Industries, Inc.	95,765
3,461	Korea Electric Power Corp. ADR	74,377
2,408	OGE Energy Corp.	94,442
2,399	TXU Corp.	137,679
5,187	Westar Energy, Inc.	137,922
8,767	WPS Resources Corp.	458,426
		1,433,126
Electrical Equipment - 0.1%
1,086	Hubbell, Inc.	56,961

Electronic Equipment & Instruments - 3.0%
62,672	Aeroflex, Inc. *	755,824
13,847	Arrow Electronics, Inc. *	439,781
17,412	Avnet, Inc. *	431,643
28,594	CTS Corp.	436,916
1,556	Daktronics, Inc.	56,296
35,294	Newport Corp. *	766,939
6,951	Plexus Corp. *	167,867
29,563	Vishay Intertechnology, Inc.*	387,275
		3,442,541
Energy Equipment & Services - 4.3%
4,737	Cameron International Corp. *	257,314
1,300	Dril-Quip, Inc. *	55,029
3,015	FMC Technologies, Inc. *	180,930
3,474	Hydril *	262,843
8,511	Oceaneering International, Inc. *	371,165
15,365	Patterson-UTI Energy, Inc.	425,764
8,167	SEACOR Holdings, Inc. *	769,086
6,231	Smith International, Inc.	263,945
12,127	Tetra Technologies, Inc. *	313,362
8,206	Tidewater, Inc.	454,038
15,761	Unit Corp. *	804,284
7,435	Veritas DGC, Inc. *	581,194
5,378	W-H Energy Services, Inc. *	256,799
		4,995,753
Financial Services - 0.7%
994	Citigroup, Inc.	49,293
3,238	ING Groep NV ADR	138,554
1,053	JPMorgan Chase & Co.	48,733
16,692	Leucadia National Corp.	460,532
2,334	Principal Financial Group, Inc.	134,789
		831,901
Food & Staples Retailing - 0.3%
14,718	Nash Finch Co.	389,291

Food Products - 1.0%
5,167	Archer-Daniels-Midland Co.	181,362
1,555	Cadbury Schweppes PLC ADR	64,548
2,020	ConAgra Foods, Inc.	51,914
1,674	General Mills, Inc.	93,660
4,239	H.J. Heinz Co.	188,424
9,442	The J.M. Smucker Co.	453,971
2,484	Unilever NV ADR	65,801
2,441	Unilever PLC ADR	65,736
		1,165,416
Gas Utilities - 0.6%
4,564	New Jersey Resources Corp.	236,187
13,771	WGL Holdings, Inc.	455,132
		691,319
Health Care Equipment & Supplies - 0.1%
1,081	ResMed, Inc. *	54,050
1,074	Stryker Corp.	55,698
		109,748
Health Care Providers & Services - 1.2%
1,981	Laboratory Corp Of America Holdings *	140,255
1,760	Pharmaceutical Product Development, Inc.	55,599
4,388	Quest Diagnostics, Inc.	233,310
3,080	Sierra Health Services, Inc. *	107,954
24,330	Sunrise Senior Living, Inc. *	776,127
1,127	UnitedHealth Group, Inc.	55,313
1,647	VCA Antech, Inc. *	53,099
		1,421,657
Hotels Restaurants & Leisure - 1.9%
22,440	Bob Evans Farms, Inc.	762,287
1,261	Boyd Gaming Corp.	53,403
981	IHOP Corp.	51,611
14,698	Marriott International, Inc. - Class A	663,615
1,664	Papa John's International, Inc. *	51,584
12,876	Ruby Tuesday, Inc.	347,523
4,964	Yum! Brands, Inc.	303,747
		2,233,770
Household Durables - 3.9%
1,214	Beazer Homes USA, Inc.	55,431
2,748	The Black & Decker Corp.	235,998
3,627	D.R. Horton, Inc.	96,623
3,826	Ethan Allen Interiors, Inc.	135,746
11,529	Hovnanian Enterprises, Inc. *	409,395
2,195	Lennar Corp.	115,238
32,253	Libbey, Inc.	376,393
10,662	M/I Homes, Inc.	397,479
14,602	MDC Holdings, Inc.	834,212
2,033	Meritage Homes Corp. *	98,722
954	NVR, Inc. *	567,630
2,258	Ryland Group, Inc.	119,110
19,924	Standard-Pacific Corp.	511,250
15,284	Toll Brothers, Inc.*	492,145
		4,445,372
Household Products - 0.5%
2,068	Colgate-Palmolive Co.	134,523
761	Kimberly-Clark Corp.	50,584
42,943	Spectrum Brands, Inc. *	379,616
		564,723
Industrial Conglomerates - 0.3%
2,919	Carlisle Cos., Inc.	239,037
3,398	Tomkins PLC ADR	64,358
		303,395
Insurance - 3.8%
4,097	Aegon NV ADR	74,402
3,942	Allianz AG ADR	77,066
1,666	Axa ADR ADR	63,341
10,936	Chubb Corp.	566,048
2,101	Cincinnati Financial Corp.	93,032
6,687	Horace Mann Educators Corp.	135,211
6,236	LandAmerica Financial Group, Inc.	381,082
2,076	Lincoln National Corp.	132,013
7,963	Mercury General Corp.	425,622
12,023	Safety Insurance Group, Inc.	629,765
10,951	The St. Paul Travelers Companies, Inc.	567,371
9,803	Stewart Information Services Corp.	382,905
1,494	Torchmark Corp.	94,451
18,815	UnumProvident Corp.	385,331
8,809	W.R. Berkley Corp.	309,284
		4,316,924
Internet & Catalog Retail - 0.1%
4,148	PetMed Express, Inc. *	53,343

Internet Software & Services - 0.7%
57,340	United Online, Inc.	770,076

IT Services - 0.8%
606	CACI International, Inc. - Class A *	36,263
1,131	Cognizant Technology Solutions Corp. *	92,244
31,975	Convergys Corp. *	771,237
1,536	Mantech International Corp. - Class A *	55,726
		955,470
Leisure Equipment & Products - 1.9%
14,077	Brunswick Corp.	455,673
57,132	Jakks Pacific, Inc. *	1,248,334
28,095	Nautilus Group, Inc.	436,596
		2,140,603
Life Science Tools & Services - 0.2%
3,708	Applera Corp - Applied Biosystems Group	135,119
657	Techne Corp. *	35,327
		170,446
Machinery - 5.9%
16,978	Briggs & Stratton Corp.	459,934
3,793	Caterpillar, Inc.	235,280
2,572	Cummins, Inc.	308,434
11,281	Gardner Denver, Inc. *	431,385
7,515	Graco, Inc.	313,902
6,556	Illinois Tool Works, Inc.	309,443
11,206	Ingersoll-Rand Company Ltd. - Class A ^	437,146
1,262	Kaydon Corp.	50,417
14,599	Lincoln Electric Holdings, Inc.	888,349
8,091	The Manitowoc Company, Inc.	487,402
8,347	Paccar, Inc.	545,059
8,031	Parker Hannifin Corp.	670,428
26,055	Reliance Steel & Aluminum Co.	1,002,857
2,916	Valmont Industries, Inc.	172,773
11,008	Watts Water Technologies, Inc. - Class A	458,263
		6,771,072
Media - 1.8%
3,346	Comcast Corp. - Class A *	135,379
16,796	Entercom Communications Corp.	452,652
5,860	Gannett Co., Inc.	348,787
4,591	The McGraw-Hill Companies, Inc.	305,990
4,342	Pearson PLC ADR	64,175
38,075	Time Warner, Inc.	766,831
		2,073,814
Medical Devices - 0.3%
3,075	Intuitive Surgical, Inc. *	312,481

Metals & Mining - 11.8%
28,662	A.M. Castle & Co.	760,116
14,518	Aleris International, Inc.*	756,533
10,139	Allegheny Technologies, Inc.	908,961
7,556	Aluminum Corporation of China Ltd. ADR	150,516
2,798	Anglo American PLC ADR	65,445
8,344	Carpenter Technology Corp.	891,223
8,995	Century Aluminum Co. *	383,637
7,689	Chaparral Steel Co.	357,538
2,658	Cia de Minas Buenaventura SA ADR	75,859
26,185	Commercial Metals Co.	760,674
2,586	Companhia Siderurgica Nacional SA ADR	77,115
15,709	Consol Energy, Inc.	576,677
8,896	Gerdau SA ADR	140,112
27,442	Nucor Corp.	1,642,404
6,968	Peabody Energy Corp.	320,598
8,199	Phelps Dodge Corp.	1,008,477
981	POSCO ADR	77,362
11,688	Quanex Corp.	433,742
34,015	Ryerson Tull, Inc.	757,174
42,314	Steel Dynamics, Inc.	1,376,051
48,621	Steel Technologies, Inc.	838,712
13,824	United States Steel Corp.	1,033,897
7,557	Worthington Industries, Inc.	139,804
		13,532,627
Multiline Retail - 0.8%
16,728	Dillard's, Inc. - Class A	595,015
2,869	J.C. Penney Co., Inc.	221,889
1,904	Kohl's Corp. *	132,518
		949,422
Multi-Utilities - 0.5%
10,756	Sempra Energy	586,202

Multi-Utilities & Unregulated Power - 1.4%
10,325	The AES Corp. *	241,295
3,498	Avista Corp.	94,201
16,335	MDU Resources Group, Inc.	430,264
10,509	ONEOK, Inc.	454,409
10,459	SCANA Corp.	431,539
		1,651,708
Oil & Gas - 3.7%
3,924	Apache Corp.	274,405
4,160	Cabot Oil & Gas Corp.	258,461
6,947	Chesapeake Energy Corp.	236,407
1,755	China Petroleum & Chemical Corp. ADR	140,137
6,284	Cimarex Energy Co.	236,341
3,548	ConocoPhillips	238,780
1,012	ENI SpA ADR	66,711
1,328	EOG Resources, Inc.	93,664
3,110	Exxon Mobil Corp.	238,879
38,166	Frontier Oil Corp.	1,207,572
5,093	Marathon Oil Corp.	480,677
778	Occidental Petroleum Corp.	39,165
4,053	Overseas Shipholding Group, Inc.	233,291
1,942	Total SA ADR	138,775
4,286	Valero Energy Corp.	236,030
3,663	World Fuel Services Corp.	177,656
		4,296,951
Oil, Gas & Consumable Fuels - 0.6%
969	BP PLC ADR	65,969
4,000	Chevron Corp.	289,280
2,095	Hess Corp.	105,315
559	PetroChina Company Ltd. ADR	71,608
924	Royal Dutch Shell PLC ADR	65,632
828	Tatneft ADR	74,570
		672,374
Paper & Forest Products - 0.2%
1,237	Aracruz Celulose SA ADR	75,284
3,842	Votorantim Celulose e Papel SA ADR	76,456
790	Weyerhaeuser Co.	51,097
		202,837
Personal Products - 0.0%
777	USANA Health Sciences, Inc. *	37,591

Pharmaceuticals - 1.7%
2,055	Bristol-Myers Squibb Co.	51,026
6,198	Genzyme Corp. *	399,151
7,320	Johnson & Johnson	482,461
3,268	Merck & Co., Inc.	145,459
1,865	Pfizer, Inc.	51,269
36,530	Sciele Pharma, Inc. *	825,943
		1,955,309
Real Estate - 0.7%
5,857	AMB Property Corp.	358,858
2,722	Hospitality Properties Trust	136,617
5,950	National Retail Properties, Inc.	141,907
2,615	Mack-Cali Realty Corp.	142,884
		780,266
Real Estate Investment Trusts - 0.1%
2,835	Equity Office Properties Trust	136,647

Road & Rail - 1.0%
2,020	Knight Transportation, Inc.	35,592
8,903	Landstar System, Inc.	400,991
11,934	Norfolk Southern Corp.	587,750
6,255	Old Dominion Freight Line, Inc. *	167,697
		1,192,030
Semiconductor & Semiconductor Equipment - 1.1%
63,411	Atmel Corp. *	320,860
119,287	Credence Systems Corp. *	458,062
898	Diodes, Inc. *	37,114
2,706	Microsemi Corp. *	55,879
12,944	National Semiconductor Corp.	313,115
1,103	Supertex, Inc. *	51,753
		1,236,783
Software - 1.9%
860	Adobe Systems, Inc. *	34,512
764	Ansys, Inc. *	35,870
9,655	BMC Software, Inc. *	314,367
866	Fair Isaac Corp.	36,043
9,698	Intuit, Inc. *	305,293
10,423	Microsoft Corp.	305,707
16,115	Oracle Corp. *	306,668
1,397	Quality Systems, Inc.	53,379
23,576	THQ, Inc. *	767,399
		2,159,238
Specialty Retail - 6.8%
514	Abercrombie & Fitch Co. - Class A	34,664
5,558	American Eagle Outfitters, Inc.	251,110
8,825	AnnTaylor Stores Corp. *	304,462
1,324	Bed Bath & Beyond, Inc. *	51,305
5,601	Best Buy Co, Inc.	307,887
7,656	CarMax, Inc. *	353,248
2,194	Chico's FAS, Inc. *	52,108
13,678	Claire's Stores, Inc.	436,465
44,552	Dress Barn, Inc. *	1,079,049
11,421	Genesco, Inc. *	437,653
14,776	Group 1 Automotive, Inc.	753,428
10,743	Guitar Center, Inc.*	471,833
7,378	Gymboree Corp. *	293,644
6,727	Haverty Furniture Cos., Inc.	93,774
27,599	The Home Depot, Inc.	1,047,934
18,546	Jo-Ann Stores, Inc. *	365,913
1,725	Lowe's Companies, Inc.	52,026
11,206	Men's Wearhouse, Inc.	429,190
24,517	Pacific Sunwear of California, Inc.*	482,495
2,013	Staples, Inc.	51,271
28,631	Stein Mart, Inc.	449,507
1,619	Urban Outfitters, Inc. *	36,071
		7,835,037
Telecommunication Services - 1.3%
1,519	AT&T, Inc.	51,509
1,205	BT Group PLC ADR	67,625
1,897	China Netcom Group Corporation Ltd. ADR	75,880
3,455	Chunghwa Telecom Company Ltd. ADR	65,651
3,618	Deutsche Telekom AG ADR	64,400
2,480	France Telecom SA ADR	64,654
5,408	KT Corp. ADR	137,363
78,745	Qwest Communications International, Inc. *	605,549
2,763	Telecomunicacoes De Sao Paulo ADR	62,637
4,179	Tele Norte Leste Participacoes SA ADR	62,393
1,054	Telefonica SA ADR	64,262
2,440	Telefonos de Mexico SA de CV ADR	63,684
1,539	Telekomunikasi Indonesia Tbk PT ADR	67,654
1,455	Verizon Communications, Inc.	50,838
		1,504,099
Textiles, Apparel & Luxury Goods - 2.2%
8,456	Coach, Inc. *	365,384
1,045	K-Swiss, Inc. - Class A	34,704
6,809	Nike, Inc. - Class B	673,751
5,838	Polo Ralph Lauren Corp.	456,532
20,368	Skechers U.S.A., Inc.*	600,856
1,154	Timberland Co. *	36,062
12,569	Wolverine World Wide, Inc.	365,255
		2,532,544
Thrifts & Mortgage Finance - 0.6%
33,627	First Niagara Financial Group, Inc.	483,220
746	Freddie Mac	50,101
2,872	IndyMac Bancorp, Inc.	131,969
1,174	Washington Mutual, Inc.	51,280
		716,570
Tobacco - 0.2%
1,715	Altria Group, Inc.	144,420
1,458	Reynolds American, Inc.	93,662
		238,082
Trading Companies & Distributors - 0.7%
29,777	Applied Industrial Technologies, Inc.	847,453

Wireless Telecommunication Services - 0.1%
2,197	Tim Participacoes SA ADR	74,786

	TOTAL COMMON STOCKS
	(Cost $101,619,748)	$109,022,552

INVESTMENT COMPANIES - 5.0%
8,342	ishares S&P Europe 350 Index Fund	866,734
23,464	ishares S&P Latin America 40 Index Fund	3,820,877
45,656	First Trust Dow Jones Select MicroCap Index Fund	1,071,090

	TOTAL INVESTMENT COMPANIES
	(Cost $5,253,447)	$5,758,701

Shares		Value
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUND - 0.1%
136,870	Fidelity Institutional Money Market Portfolio
	(Cost $136,870)	$136,870

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $136,870)	$136,870

	TOTAL INVESTMENTS - 99.9%
	(Cost $107,010,065)	$114,918,123

	Other Assets in Excess of Liabilities - 0.1%	157,737

	TOTAL NET ASSETS - 100.0%	$115,075,860

	Percentages are calculated as a percent of net assets.

	ADR American Depository Receipt
	* Non-income producing security.
	^ Foreign security trading on U.S. exchange.

	Evolution Large Cap Equity Fund
	Schedule of Investments
	November 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 88.9%

Aerospace & Defense - 0.8%
640	Alliant Techsystems, Inc. *	$49,479
2,526	Armor Holdings, Inc. *	142,845
129	General Dynamics Corp.	9,654
1,422	Precision Castparts Corp.	107,304
625	Rockwell Collins, Inc.	37,706
1,418	United Technologies Corp.	91,504
		438,492
Air Freight & Logistics - 0.4%
2,449	C.H. Robinson Worldwide, Inc.	107,756
693	Expeditors International of Washington, Inc.	31,351
374	FedEx Corp.	43,171
635	Ryder System, Inc.	33,128
384	United Parcel Service, Inc. - Class B	29,921
		245,327
Air Transportation, Scheduled - 0.1%
742	Ryanair Holdings PLC ADR *	56,830

Airlines - 0.8%
1,316	British Airways PLC ADR *	127,599
432	Continental Airlines, Inc. *	17,557
15,372	ExpressJet Holdings, Inc. *	121,439
2,029	Gol-Linhas Aereas Inteligentes SA ADR	57,745
3,482	UAL Corp. *	141,300
		465,640
Automobiles - 1.3%
2,503	Ford Motor Co.	20,349
7,771	Harley-Davidson, Inc.	573,267
748	Honda Motor Co. Ltd. ADR	26,397
2,220	Thor Industries, Inc.	100,477
		720,490
Beverages - 1.3%
201	Anheuser-Busch Companies, Inc.	9,549
420	Brown-Forman Corp. - Class B	29,169
202	The Coca-Cola Co.	9,460
1,072	Diageo PLC ADR	82,855
17,892	Hansen Natural Corp.*	503,302
1,404	Pepsi Bottling Group, Inc.	43,973
711	PepsiCo, Inc.	44,061
		722,369
Biotechnology - 1.4%
1,980	Biogen Idec, Inc. *	103,475
3,220	Celgene Corp. *	179,450
428	Genentech, Inc.*	34,989
1,047	Gilead Sciences, Inc. *	69,018
9,090	Millennium Pharmaceuticals, Inc.*	102,262
4,022	Vertex Pharmaceuticals, Inc. *	178,175
8,826	ViroPharma, Inc. *	136,009
		803,378
Building Products - 0.4%
7,297	Builders Firstsource, Inc. *	121,422
3,421	PW Eagle, Inc.	116,793
		238,215
Capital Markets - 4.6%
1,347	AG Edwards, Inc.	77,924
583	Allied Capital Corp.	17,921
5,170	American Capital Strategies Ltd.	234,098
1,524	The Bear Stearns Companies, Inc.	232,379
10,931	Eaton Vance Corp.	348,699
11,210	Federated Investors, Inc.	371,948
781	The Goldman Sachs Group, Inc.	152,139
3,105	Jefferies Group, Inc.	90,014
1,584	Lehman Brothers Holdings, Inc.	116,693
2,004	Morgan Stanley	152,625
3,608	Nuveen Investments, Inc.	179,029
10,064	SEI Investments Co.	585,624
151	State Street Corp.	9,382
693	T. Rowe Price Group, Inc.	30,028
		2,598,503
Chemicals - 2.7%
811	Airgas, Inc.	34,508
1,513	Ashland, Inc.	102,294
9,581	The Dow Chemical Co.	383,336
435	E.I. du Pont de Nemours & Co.	20,414
4,881	FMC Corp.	345,965
2,897	Innospec, Inc.	123,354
4,503	International Flavors & Fragrances, Inc.	212,136
824	Lyondell Chemical Co.	20,353
732	Monsanto Co.	35,187
4,188	Pioneer Companies, Inc. *	113,118
609	PPG Industries, Inc.	39,159
1,169	Sigma-Aldrich Corp.	88,973
		1,518,797
Commercial Banks - 1.8%
3,309	ABN AMRO Holding NV ADR	99,601
3,427	Banco Bradesco SA ADR	129,232
3,840	Banco Itau Holding Financeira SA ADR	128,563
3,407	BanColombia SA ADR	102,448
378	Bank of America Corp.	20,355
478	BB&T Corp.	20,559
580	City National Corp.	39,336
674	Comerica, Inc.	39,260
1	Commerce Bancshares, Inc.	46
519	Fifth Third Bancorp	20,464
611	HSBC Holdings PLC ADR	56,823
566	KeyCorp	20,433
334	Kookmin Bank ADR *	26,136
292	M&T Bank Corp.	34,643
563	National City Corp.	20,324
557	Regions Financial Corp.	20,414
251	SunTrust Banks, Inc.	20,494
1,513	Uniao de Bancos Brasileiros SA ADR	128,106
677	UnionBanCal Corp.	38,968
608	US Bancorp	20,453
378	Wachovia Corp.	20,484
580	Wells Fargo & Co.	20,439
		1,027,581
Commercial Services & Supplies - 1.3%
5,482	Apollo Group, Inc. *	212,647
819	Cintas Corp.	34,562
316	The Corporate Executive Board Co.	29,900
0	Corrections Corp. of America *	20
2,170	Dun & Bradstreet Corp.*	178,417
1,806	H&R Block, Inc.	43,344
3,777	ITT Educational Services, Inc. *	258,989
		757,879
Communications Equipment - 1.3%
1,934	Alcatel-Lucent ADR	25,683
6,739	Corning, Inc. *	145,293
13,445	Motorola, Inc.	298,076
7,551	QUALCOMM, Inc.	276,291
		745,343
Computers & Peripherals - 0.9%
6,493	Dell, Inc. *	176,869
730	Lexmark International, Inc. *	50,356
6,065	SanDisk Corp. *	269,286
		496,511
Construction & Engineering - 0.2%
2,342	URS Corp. *	103,423

Construction Materials - 0.8%
3,955	Cemex SAB de C.V. ADR *	128,696
2,543	Eagle Materials, Inc.	109,349
3,622	Florida Rock Industries, Inc.	163,135
430	Vulcan Materials Co.	38,149
		439,329
Containers & Packaging - 0.4%
6,267	Pactiv Corp.*	215,898

Distributors - 0.3%
4,833	Building Materials Holding Corp.	119,085
435	Genuine Parts Co.	20,397
519	WESCO International, Inc. *	34,721
		174,203
Electric Services - 0.1%
1,142	Enel SpA ADR	58,253

Electric Utilities - 2.6%
1,118	Centerpoint Energy, Inc.	18,279
2,891	Companhia Energetica de Minas Gerais ADR	131,338
9,038	Companhia Paranaense de Energia-Copel ADR	100,232
1,346	E.ON AG ADR	57,743
434	Entergy Corp.	39,633
4,037	FPL Group, Inc.	215,172
5,862	Korea Electric Power Corp. ADR	125,974
7,621	Northeast Utilities	213,617
6,066	NSTAR	213,402
6,458	TXU Corp.	370,625
		1,486,015
Electrical Equipment - 0.3%
452	Emerson Electric Co.	39,188
5,567	The Lamson & Sessions Co. *	119,691
		158,879
Electronic Equipment & Instruments - 0.1%
1,131	Tektronix, Inc.	34,563

Energy Equipment & Services - 3.7%
1,293	Baker Hughes, Inc.	94,945
4,007	BJ Services Co.	135,316
1,725	Cameron International Corp. *	93,702
3,574	Diamond Offshore Drilling, Inc.	277,414
1,803	ENSCO International, Inc.	93,504
595	FMC Technologies, Inc. *	35,706
3,299	Grant Prideco, Inc. *	144,562
2,987	Helix Energy Solutions Group, Inc. *	109,862
5,501	Helmerich & Payne, Inc.	146,161
1,423	National-Oilwell, Inc. *	94,644
2,417	Oceaneering International, Inc.*	105,405
5,437	Patterson-UTI Energy, Inc.	150,659
1,069	SEACOR Holdings, Inc. *	100,668
2,254	Smith International, Inc.	95,479
3,195	Superior Energy Services *	104,061
564	Tenaris SA ADR	26,514
1,911	Tidewater, Inc.	105,736
981	Todco*	39,250
2,860	Unit Corp. *	145,946
		2,099,534
Financial Services - 1.7%
596	Chicago Mercantile Exchange Holdings, Inc.	319,218
410	Citigroup, Inc.	20,332
3,668	ING Groep NV ADR	156,954
442	JPMorgan Chase & Co.	20,456
8,979	Leucadia National Corp.	247,731
2,576	Moody's Corp.	178,980
166	Principal Financial Group, Inc. *	9,586
		953,257
Food & Staples Retailing - 0.1%
1,357	CVS Corp.	39,041
848	Walgreen Co.	34,335
		73,376
Food Products - 0.9%
2,826	Archer-Daniels-Midland Co.	99,193
792	ConAgra Foods, Inc.	20,354
1,590	H.J. Heinz Co.	70,676
3,388	The Hershey Co.	179,462
796	Hormel Foods Corp.	30,152
2,109	The J.M. Smucker Co.	101,401
256	Kellogg Co.	12,744
899	McCormick & Co, Inc.	34,809
		548,791
Health Care Equipment & Supplies - 1.0%
4,794	Baxter International, Inc.	214,483
2,981	Becton, Dickinson & Co.	213,797
807	Biomet, Inc.	30,513
1,148	Cytyc Corp. *	30,101
616	Stryker Corp.	31,946
753	Varian Medical Systems, Inc. *	37,063
		557,903
Health Care Providers & Services - 1.0%
3,563	AMERIGROUP Corp.*	121,819
5,903	Amsurg Corp. *	121,188
721	Coventry Health Care, Inc. *	34,702
497	Express Scripts, Inc. *	33,895
213	Health Net, Inc. *	9,828
834	Lincare Holdings, Inc. *	31,417
1,009	McKesson Corp.	49,845
1,020	Pharmaceutical Product Development, Inc.	32,222
1,095	Quest Diagnostics, Inc.	58,221
1,514	Sierra Health Services, Inc. *	53,066
818	UnitedHealth Group, Inc.	40,147
		586,350
Health Care Technology - 0.1%
2,872	IMS Health, Inc.	78,894

Hotels Restaurants & Leisure - 1.6%
1,082	Brinker International, Inc.	49,199
701	Choice Hotels International, Inc.	31,966
1,045	Ctrip.com International Ltd. ADR	58,018
3,479	Las Vegas Sands Corp.*	318,537
773	Marriott International, Inc. - Class A	34,901
228	McDonald's Corp.	9,569
707	Station Casinos, Inc.	48,104
5,532	Yum! Brands, Inc.	338,503
		888,797
Household Durables - 2.6%
4,212	Beazer Homes USA, Inc.	192,320
926	Centex Corp.	51,245
1,569	D.R. Horton, Inc.	41,798
686	Koninklijke Philips Electronics NV ADR	25,602
2,108	Lennar Corp.	110,670
715	MDC Holdings, Inc.	40,848
856	NVR, Inc. *	509,320
1,724	Ryland Group, Inc.	90,941
1,690	Standard-Pacific Corp.	43,365
5,781	Tempur-Pedic International, Inc. *	121,863
4,608	Toll Brothers, Inc. *	148,378
3,494	The Yankee Candle Co., Inc.	119,006
		1,495,356
Household Products - 0.9%
3,247	Colgate-Palmolive Co.	211,217
3,954	Energizer Holdings, Inc.*	261,320
307	Kimberly-Clark Corp.	20,406
		492,943
Independent Power Producers & Energy Traders - 0.3%
4,744	Mirant Corp. *	144,312

Industrial Conglomerates - 0.3%
1,823	3M Co.	148,502

Information Retrieval Services - 0.3%
2,608	Nutri/System, Inc. *	180,082

Insurance - 2.7%
5,390	Aegon NV ADR	97,882
5,138	Allianz AG ADR	100,448
9,838	AON Corp.	351,020
598	China Life Insurance Company Ltd. ADR	58,694
1,881	Chubb Corp.	97,361
1,728	Cincinnati Financial Corp.	76,516
901	Fidelity National Title Group, Inc. - Class A	20,399
309	HCC Insurance Holdings, Inc.	9,329
280	Lincoln National Corp.	17,805
520	Loews Corp. - Carolina Group	32,432
190	MBIA, Inc.	13,233
344	Nationwide Financial Services, Inc. - Class A	17,888
793	Old Republic International Corp.	17,882
4,762	Philadelphia Consolidated Holding Corp. *	212,147
418	The Progressive Corp.	9,426
322	Reinsurance Group of America, Inc.	17,765
10,856	W.R. Berkley Corp.	381,154
		1,531,381
Internet & Catalog Retail - 0.5%
4,446	Amazon.com, Inc. *	179,351
4,025	Coldwater Creek, Inc. *	101,229
		280,580
Internet Software & Services - 2.2%
5,693	Akamai Technologies, Inc.*	278,217
523	Baidu.com, Inc. ADR *	60,553
18,194	Earthlink, Inc. *	118,443
852	Google, Inc. *	413,152
9,124	United Online, Inc.	122,535
10,037	Yahoo!, Inc.*	270,899
		1,263,799
Investment Advice - 0.1%
1,301	CapitalSource, Inc.	35,413

IT Services - 1.4%
409	Cognizant Technology Solutions Corp.*	33,358
4,230	Convergys Corp. *	102,028
1,289	DST Systems, Inc.*	80,434
3,341	Mantech International Corp. - Class A*	121,211
2,110	Mastercard, Inc.	214,692
1,125	Satyam Computer Services Ltd. ADR	26,269
1,244	Total System Services, Inc.	32,307
5,383	Verifone Holdings, Inc. *	181,730
		792,029
Leisure Equipment & Products - 1.0%
3,515	Brunswick Corp.	113,781
7,936	Hasbro, Inc.	212,288
9,482	Mattel, Inc.	208,130
829	Pool Corp.	33,964
		568,163
Life Science Tools & Services - 0.6%
3,866	Applera Corp - Applied Biosystems Group	140,877
690	Techne Corp.*	37,101
3,597	Waters Corp. *	179,994
		357,972
Machinery - 5.0%
154	Caterpillar, Inc.	9,553
3,770	Crane Co.	143,637
3,140	Cummins, Inc.	376,549
688	Danaher Corp.	50,306
359	Deere & Co.	34,464
451	Eaton Corp.	34,763
2,181	Freightcar America, Inc.	120,173
5,346	Gardner Denver, Inc. *	204,431
10,883	Graco, Inc.	454,583
436	Harsco Corp.	34,021
10,090	Illinois Tool Works, Inc.	476,248
3,170	Joy Global, Inc.	139,163
630	Kubota Corp. ADR*	27,588
3,193	Lincoln Electric Holdings, Inc.	194,294
169	The Manitowoc Company, Inc.	10,181
1,355	Oshkosh Truck Corp.	65,053
6,090	Paccar, Inc.	397,677
812	SPX Corp.	49,621
399	Volvo AB ADR	25,923
		2,848,228
Marine - 0.2%
2,838	Kirby Corp. *	102,282

Media - 2.9%
7,494	Cox Radio, Inc. *	119,155
4,936	Dow Jones & Company, Inc.	178,140
797	Focus Media Holding Ltd. ADR *	56,802
586	Gannett Co., Inc.	34,879
1,021	Grupo Televisa SA ADR	26,832
837	McClatchy Co.	34,878
5,630	The McGraw-Hill Companies, Inc.	375,240
92	Omnicom Group, Inc.	9,399
8,584	Regal Entertainment Group	178,633
43,421	Sirius Satellite Radio, Inc. *	184,973
4,989	Time Warner, Inc.	100,478
51	The Washington Post Co. - Class B	37,480
18,137	Westwood One, Inc.	119,523
12,444	XM Satellite Radio Holdings, Inc. - Class A *	179,691
		1,636,103
Medical Devices - 0.2%
1,377	Intuitive Surgical, Inc. *	139,931

Medical Instruments - 0.1%
514	Zimmer Holdings, Inc.*	37,501

Metals & Mining - 4.0%
1,460	Alcoa, Inc.	45,508
4,665	Aluminum Corporation of China Ltd. ADR	92,927
3,549	Cia de Minas Buenaventura SA ADR	101,288
3,404	Companhia Siderurgica Nacional SA ADR	101,507
8,118	Freeport-McMoRan Copper & Gold, Inc.	510,379
6,511	Gerdau SA ADR	102,548
3,130	Gold Fields Ltd. ADR	59,877
3,301	Harmony Gold Mining Co. Ltd. ADR *	55,985
6,097	Nucor Corp.	364,905
2,133	Peabody Energy Corp.	98,139
106	Phelps Dodge Corp.	13,038
2,370	POSCO ADR *	186,898
3,261	Quanex Corp.	121,016
123	Rio Tinto PLC ADR	26,395
3,384	Southern Copper Corp.	185,139
6,309	Titanium Metals Corp. *	201,699
		2,267,248
Motor Vehicle Supplies And New Parts - 0.2%
5,391	Commercial Vehicle Group, Inc. *	126,149

Multiline Retail - 0.5%
2,862	Dillard's, Inc. - Class A	101,801
2,977	Family Dollar Stores, Inc.	83,029
7,069	Tuesday Morning Corp.	124,414
		309,244
Multi-Utilities & Unregulated Power - 0.6%
678	Energen Corp.	30,754
4,473	Duke Energy Corp.	141,884
2,797	ONEOK, Inc.	120,942
1,850	Sempra Energy	100,825
		394,405
Office Electronics - 0.1%
1,104	Canon, Inc. ADR	58,104

Oil, Gas & Consumable Fuels - 3.8%
589	Apache Corp.	41,189
3,906	Cabot Oil & Gas Corp.	242,680
1,456	Chevron Corp.	105,298
1,326	China Petroleum & Chemical Corp. ADR	105,881
145	ConocoPhillips	9,758
7,499	Delek US Holdings, Inc.	127,783
5,195	Denbury Resources, Inc. *	152,473
2,767	EOG Resources, Inc.	195,157
127	Exxon Mobil Corp.	9,755
11,954	Harvest Natural Resources, Inc. *	122,529
184	Holly Corp.	9,938
1,100	Marathon Oil Corp.	103,818
252	Noble Energy, Inc.	13,482
2,503	Occidental Petroleum Corp.	126,001
990	Overseas Shipholding Group, Inc.	56,984
7,986	Range Resources Corp.	248,285
801	Royal Dutch Shell PLC ADR	56,895
1,400	Total SA ADR	100,044
14,542	Vaalco Energy, Inc.*	122,007
178	Valero Energy Corp.	9,802
4,211	W&T Offshore, Inc.	145,953
1,890	XTO Energy, Inc.	95,634
		2,201,346
Paper & Forest Products - 0.4%
1,677	Aracruz Celulose SA ADR	102,062
5,104	Votorantim Celulose e Papel SA ADR	101,570
316	Weyerhaeuser Co.	20,439
		224,071
Personal Credit Institutions - 0.2%
1,895	The First Marblehead Corp.	141,822

Personal Products - 0.7%
1,843	Alberto-Culver Co. *	36,989
5,481	Avon Products, Inc.	178,900
1,189	The Estee Lauder Companies, Inc.	49,094
7,864	Mannatech, Inc.	117,331
		382,314
Pharmaceuticals - 2.3%
4,386	Amylin Pharmaceuticals, Inc.*	175,440
1,458	AstraZeneca PLC ADR	84,404
1,000	Barr Pharmaceuticals, Inc.*	51,080
5,888	Bradley Pharmaceuticals, Inc.*	124,001
824	Bristol-Myers Squibb Co.	20,460
5,692	Elan Corp. PLC ADR *	82,363
4,943	Endo Pharmaceuticals Holdings, Inc. *	134,005
5,284	Forest Laboratories, Inc. *	257,331
1,035	Genzyme Corp. *	66,654
1,600	GlaxoSmithKline PLC ADR	85,008
1,486	Johnson & Johnson	97,942
459	Merck & Co., Inc.	20,430
2,457	Mylan Laboratories	49,853
739	Pfizer, Inc.	20,315
1,323	Sanofi-Aventis ADR	58,225
		1,327,511
Real Estate - 1.3%
576	AMB Property Corp.	35,292
6,108	Health Care Property Investors, Inc.	221,537
4,598	iStar Financial, Inc.	215,140
1,125	Jones Lang LaSalle, Inc.	102,375
649	New Plan Excel Realty Trust	18,490
1,013	SL Green Realty Corp.	136,998
		729,832
Real Estate Investment Trusts - 1.1%
3,784	Apartment Investment & Management Co.	218,110
4,078	Equity Residential	217,194
4,700	Kimco Realty Corp.	217,986
		653,290
Retail - Discount - 0.2%
2,360	Costco Wholesale Corp.	123,334

Road & Rail - 0.8%
172	Burlington Northern Santa Fe Corp.	12,928
269	CSX Corp.	9,646
1,563	JB Hunt Transport Services, Inc.	34,214
8,275	Landstar System, Inc.	372,706
236	YRC Worldwide, Inc. *	9,145
		438,639
Savings Institutions, Not Federally Chartered - 0.2%
6,907	Hudson City Bancorp, Inc.	91,656

Semiconductor & Semiconductor Equipment - 4.0%
13,647	Altera Corp. *	271,439
5,313	KLA-Tencor Corp.	274,523
5,061	Lam Research Corp. *	266,209
8,352	Linear Technology Corp.	268,433
8,624	Maxim Integrated Products, Inc.	271,483
7,178	MEMC Electronic Materials, Inc.*	285,684
2,383	Micron Technology, Inc. *	34,792
14,182	National Semiconductor Corp.	343,063
9,222	Texas Instruments, Inc.	272,510
		2,288,136
Software - 6.6%
7,998	Adobe Systems, Inc. *	320,960
6,657	Autodesk, Inc. *	274,135
18,544	BMC Software, Inc. *	603,793
1,171	Factset Research Systems, Inc.	61,922
230	Fair Isaac Corp.	9,573
11,207	Intuit, Inc. *	352,796
11,651	Microsoft Corp.	341,724
986	MicroStrategy, Inc. *	116,811
53,250	Oracle Corp. *	1,013,348
15,868	Red Hat, Inc. *	276,103
4,564	Salesforce.com, Inc. *	177,996
10,108	Symantec Corp. *	214,290
		3,763,451
Specialty Retail - 2.8%
900	Abercrombie & Fitch Co. - Class A	60,696
1,768	Bed Bath & Beyond, Inc.*	68,510
8,311	Best Buy Co, Inc.	456,856
970	CarMax, Inc.*	44,756
4,332	Chico's FAS, Inc. *	102,885
9,211	The Home Depot, Inc.	349,742
1,297	Lowe's Companies, Inc.	39,118
1,172	O'Reilly Automotive, Inc. *	37,117
493	The Sherwin-Williams Co.	30,837
6,269	Staples, Inc.	159,671
7,694	The TJX Companies, Inc.	210,969
965	Williams-Sonoma, Inc.	30,610
		1,591,767
Telecommunication Services - 0.8%
603	AT&T, Inc.	20,448
2,569	China Netcom Group Corporation Ltd. ADR	102,760
3,944	KT Corp. ADR	100,178
6,744	Level 3 Communications, Inc.*	36,013
1,175	NeuStar, Inc. - Class A*	39,069
14,581	Premiere Global Services, Inc. *	118,835
1,346	Telekomunikasi Indonesia Tbk PT ADR	59,170
581	Verizon Communications, Inc.	20,300
		496,773
Textiles, Apparel & Luxury Goods - 1.2%
9,824	Coach, Inc. *	424,495
98	Nike, Inc. - Class B	9,697
1,296	Polo Ralph Lauren Corp.	101,347
3,832	Timberland Co. *	119,750
		655,289
Thrifts & Mortgage Finance - 0.4%
2,479	Fannie Mae	141,377
305	Freddie Mac	20,484
996	Radian Group, Inc.	52,997
469	Washington Mutual, Inc.	20,486
		235,344
Tobacco - 0.3%
243	Altria Group, Inc.	20,463
3,200	UST, Inc.	179,136
		199,599
Trading Companies & Distributors - 0.2%
833	Fastenal Co.	29,980
887	MSC Industrial Direct Co., Inc. - Class A	34,513
471	W.W. Grainger, Inc.	34,081
		98,574
Wireless Telecommunication Services - 0.9%
1,314	America Movil SA de CV ADR, Series L ADR	58,434
1,216	OAO Vimpel-Communications ADR *	92,525
6,279	SBA Communications Corp. Class A *	178,135
3,615	Tim Participacoes SA ADR	123,055
2,189	Vodafone Group PLC ADR	57,702
		509,851
	TOTAL COMMON STOCKS
	(Cost $47,972,437)	$50,655,146

INVESTMENT COMPANIES - 9.3%
5,075	DIAMONDS Trust, Series I	620,267
18,588	iShares Russell 1000 Value Index Fund	1,512,134
48,557	iShares S&P 100 Index Fund	3,171,743

	TOTAL INVESTMENT COMPANIES
	(Cost $4,941,656)	$5,304,144

Face
Amount		Value
SHORT-TERM INVESTMENTS - 1.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.2%
$700,000	Federal Home Loan Bank Discount
	Note, 5.22%, 12/01/2006
	(Cost $700,000)	$700,000

Shares		Value
MONEY MARKET FUND - 0.4%
219,687	Fidelity Institutional Money Market Portfolio
	(Cost $219,687)	$219,687

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $919,687)	$919,687

	TOTAL INVESTMENTS - 99.8%	$56,878,977
	(Cost $53,833,780)

	Other Assets in Excess of Liabilities - 0.2%	134,505

	TOTAL NET ASSETS - 100.0%	$57,013,482

	Percentages are calculated as a percent of net assets.

	ADR American Depository Receipt
	* Non-income producing security

	Evolution Small Cap Fund
	Schedule of Investments
	November 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 89.6%

Aerospace & Defense - 1.2%
5,607	Argon ST, Inc. *	$127,111
1,766	Ceradyne, Inc. *	93,280
3,424	Curtiss-Wright Corp.	121,723
282	Moog, Inc. *	10,315
329	Sequa Corp. *	37,457
		389,886
Air Freight & Logistics - 0.7%
468	EGL, Inc. *	14,948
5,336	Forward Air Corp.	177,689
524	HUB Group, Inc. *	14,955
502	Pacer International, Inc.	15,035
		222,627
Airlines - 1.0%
18,284	ExpressJet Holdings, Inc. *	144,443
14,574	Mesa Air Group, Inc. *	119,070
578	Republic Airways Holdings, Inc. *	9,982
1,961	Skywest, Inc.	49,496
		322,991
Auto Components - 0.5%
2,993	Keystone Automotive Industries, Inc. *	107,359
1,536	Midas, Inc. *	33,777
870	Modine Manufacturing Co.	21,402
		162,538
Beverages - 0.3%
8,945	Jones Soda Co. *	86,140

Biotechnology - 2.4%
5,280	Alkermes, Inc. *	80,150
4,809	BioMarin Pharmaceuticals, Inc. *	82,282
5,639	Crucell NV ADR *	136,013
3,811	Cubist Pharmaceuticals, Inc. *	77,592
6,683	CV Therapeutics, Inc. *	80,062
2,360	Digene Corp. *	120,596
1,341	Trimeris, Inc. *	15,435
10,901	ViroPharma, Inc. *	167,985
		760,115
Building Products - 1.3%
1,416	ElkCorp	50,905
9,823	PW Eagle, Inc.	335,358
363	Simpson Manufacturing Co., Inc.	11,242
322	Universal Forest Products, Inc.	15,018
		412,523
Capital Markets - 0.4%
1,388	Apollo Investment Corp.	31,189
1,621	MCG Capital Corp.	31,674
2,018	optionsXpress Holdings, Inc.	58,179
657	SWS Group, Inc.	21,267
		142,309
Chemicals - 1.8%
1,138	American Vanguard Corp.	20,279
307	Arch Chemicals, Inc.	10,100
1,963	Headwaters, Inc. *	46,955
4,405	Hercules, Inc. *	82,065
2,159	Olin Corp.	36,120
2,572	OM Group, Inc. *	121,013
5,267	Pioneer Companies, Inc. *	142,262
14,056	PolyOne Corp. *	107,950
		566,744
Commercial Banks - 2.5%
313	Alabama National Bancorporation	21,434
475	Capitol Bancorp Ltd.	21,280
574	Central Pacific Financial Corp.	21,508
1,540	Chemical Financial Corp.	50,296
2,074	Community Bank System, Inc.	49,859
515	Community Trust Bancorp, Inc.	20,811
5,185	First BanCorp	51,954
1,188	First Community Bancorp	64,164
711	Frontier Financial Corp.	21,358
605	Glacier Bancorp, Inc.	21,502
1,484	Hancock Holding Co.	79,721
2,950	Intervest Bancshares Corp. *	102,896
2,998	Nara Bancorp, Inc.	60,799
658	Pacific Capital Bancorp	21,444
1,844	Susquehanna Bancshares, Inc.	51,005
2,378	Texas United Bancshares, Inc.	80,043
728	Umpqua Holdings Corp.	21,855
7,948	W Holding Company, Inc.	48,801
		810,730
Commercial Services & Supplies - 5.6%
7,794	51job, Inc. ADR *	136,395
510	American Reprographics Co. *	15,943
242	AMREP Corp.	21,219
4,686	Brady Corp.	179,849
9,738	Casella Waste Systems, Inc. *	106,242
6,508	Central Parking Corp.	118,836
361	Clean Harbors, Inc. *	15,426
3,202	CRA International Inc. *	165,319
1,491	Deluxe Corp.	36,708
2,202	Ennis, Inc.	50,228
4,636	Gevity HR, Inc.	101,250
2,127	Heidrick & Struggles International, Inc. *	88,994
3,440	IHS, Inc. - Class A *	127,452
318	Jackson Hewitt Tax Service, Inc.	11,505
2,139	John H. Harland Co.	91,720
4,008	Knoll, Inc.	83,406
5,625	Mobile Mini, Inc. *	154,462
233	Portfolio Recovery Associates, Inc. *	10,636
12,938	Spherion Corp. *	93,154
1,889	United Stationers, Inc. *	87,612
2,686	Waste Connections, Inc. *	108,380
		1,804,736
Communications Equipment - 1.9%
2,522	Avocent Corp. *	87,715
405	Belden CDT, Inc.	16,123
518	Comtech Telecommunications Corp. *	18,400
1,596	Interdigital Communications Corp. *	50,992
5,081	Loral Space & Communications, Inc. *	156,139
382	Netgear, Inc. *	9,932
4,217	NICE Systems Ltd. ADR *	134,944
914	Plantronics, Inc.	19,194
13,619	UTstarcom, Inc. *	120,937
		614,376
Computers & Peripherals - 0.4%
2,955	Komag, Inc. *	116,663
640	Synaptics, Inc. *	18,349
		135,012
Construction & Engineering - 0.0%
1,133	Comfort Systems USA, Inc.	15,284

Consumer Finance - 0.3%
506	CompuCredit Corp. *	19,056
1,957	World Acceptance Corp. *	88,828
		107,884
Containers & Packaging - 0.0%
100	Greif, Inc.	9,915

Distributors - 0.2%
2,468	Building Materials Holding Corp.	60,812

Electric Utilities - 0.2%
1,887	Otter Tail Corp.	58,006
332	PNM Resources, Inc.	10,193
		68,199
Electrical Equipment - 0.4%
882	Baldor Electric Co.	30,641
438	Encore Wire Corp. *	10,801
370	General Cable Corp. *	15,725
129	Genlyte Group, Inc. *	10,947
1,210	Smith & Wesson Holding Corp. *	15,790
2,708	Vicor Corp.	33,200
		117,104
Electronic Equipment & Instruments - 4.1%
9,831	Aeroflex, Inc. *	118,562
602	Benchmark Electronics, Inc. *	14,623
16,881	CalAmp Corp. *	122,387
985	CTS Corp.	15,051
2,177	Daktronics, Inc.	78,764
576	Flir Systems, Inc. *	18,553
706	Global Imaging Systems, Inc. *	15,045
1,838	Landauer, Inc.	99,969
3,636	Multi-Fineline Electronix, Inc. *	78,428
5,539	Newport Corp. *	120,362
6,317	OSI Systems, Inc. *	119,960
649	Park Electrochemical Corp.	21,054
1,702	Rofin-Sinar Technologies, Inc. *	98,920
4,061	Scansource, Inc. *	123,942
1,873	Sirenza Microdevices, Inc. *	16,651
15,038	Taser International, Inc. *	127,522
7,282	Zygo Corp. *	119,934
		1,309,727
Energy Equipment & Services - 2.1%
389	Dril-Quip, Inc. *	16,466
1,860	Hydril *	140,728
9,167	Oil States International, Inc. *	319,103
4,341	RPC, Inc.	97,672
2,593	Trico Marine Service, Inc. *	94,256
262	Universal Compression Holdings, Inc. *	16,493
		684,718
Food & Staples Retailing - 0.2%
1,903	Nash Finch Co.	50,334
532	Weis Markets, Inc.	21,504
		71,838
Food Products - 1.1%
389	Delta & Pine Land Co.	15,774
2,632	Diamond Foods, Inc.	45,797
390	J&J Snack Foods Corp.	14,929
1,967	Ralcorp Holdings, Inc. *	99,628
89	Seaboard Corp.	149,342
575	Tootsie Roll Industries, Inc.	18,659
		344,129
Gas Utilities - 1.0%
991	The Laclede Group, Inc.	36,251
3,331	Nicor, Inc.	165,051
526	Northwest Natural Gas Co.	21,692
1,639	Piedmont Natural Gas Co.	45,679
1,532	WGL Holdings, Inc.	50,633
		319,306
Health Care Equipment & Supplies - 2.8%
15,218	Cerus Corp. *	118,396
5,505	China Medical Technologies, Inc. ADR *	138,120
3,388	Cyberonics, Inc. *	82,667
5,533	Haemonetics Corp. *	250,534
241	ICU Medical, Inc. *	9,739
620	Meridian Bioscience, Inc.	15,085
673	Palomar Medical Technologies, Inc. *	33,616
194	Vital Signs, Inc.	10,707
4,454	Zoll Medical Corp. *	230,984
		889,848
Health Care Providers & Services - 2.2%
4,066	Air Methods Corp. *	106,814
2,327	AMERIGROUP Corp. *	79,560
361	AMN Healthcare Services, Inc. *	10,018
2,224	Amsurg Corp. *	45,659
391	Kindred Healthcare, Inc. *	10,057
2,878	LHC Group, Inc. *	79,634
1,053	Magellan Health Services, Inc. *	46,311
1,134	Matria Healthcare, Inc. *	33,169
688	Owens & Minor, Inc.	21,349
1,541	PRA International *	44,627
726	PSS World Medical, Inc. *	15,202
7,824	Sun Healthcare Group, Inc. *	78,944
3,813	Sunrise Senior Living, Inc. *	121,635
		692,979
Hotels Restaurants & Leisure - 2.8%
1,923	AFC Enterprises, Inc. *	32,883
3,520	Bob Evans Farms, Inc.	119,574
2,332	Buffalo Wild Wings, Inc. *	124,506
3,459	California Pizza Kitchen, Inc. *	108,474
2,518	CEC Entertainment, Inc. *	100,242
2,455	Ctrip.com International Ltd. ADR	136,302
639	IHOP Corp.	33,618
3,514	Papa John's International, Inc. *	108,934
2,720	Shuffle Master, Inc. *	84,701
1,228	Speedway Motorsports, Inc.	46,541
261	Vail Resorts, Inc. *	11,489
		907,264
Household Durables - 3.6%
3,782	American Greetings Corp. - Class A	90,049
526	Avatar Holdings, Inc. *	37,535
8,452	Blount International, Inc. *	99,311
5,567	Brookfield Homes Corp.	203,196
298	Cavco Industries, Inc. *	10,579
2,785	Desarrolladora Homex SA de CV ADR *	137,523
529	Ethan Allen Interiors, Inc.	18,769
5,093	Furniture Brands International, Inc.	87,702
5,377	Kimball International, Inc.	128,994
1,432	M/I Homes, Inc.	53,385
1,352	Meritage Homes Corp. *	65,653
4,087	Technical Olympic USA, Inc.	38,091
6,599	Tempur-Pedic International, Inc. *	139,107
1,340	The Yankee Candle Co., Inc.	45,640
		1,155,534
Household Products - 0.3%
20,805	Ionatron, Inc. *	80,931
654	WD-40 Co.	21,255
		102,186
Insurance - 3.0%
3,909	American Equity Investment Life Holding Co.	50,817
3,675	Commerce Group, Inc.	112,124
678	EMC Insurance Group, Inc.	23,377
1,331	FBL Financial Group, Inc. - Class A	52,441
601	Harleysville Group, Inc.	21,372
328	Infinity Property & Casualty Corp.	14,809
222	The Midland Co.	10,112
263	Odyssey Re Holdings Corp.	9,276
4,404	Presidential Life Corp.	98,606
888	RLI Corp.	49,115
1,884	Safety Insurance Group, Inc.	98,684
3,255	Selective Insurance Group, Inc.	180,718
2,424	State Auto Financial Corp.	80,865
1,810	Tower Group, Inc.	59,621
1,850	Triad Guaranty, Inc. *	99,530
462	Zenith National Insurance Corp.	21,326
		982,793
Insurance Agents, Brokers, And Service - 0.0%
1,494	Meadowbrook Insurance Group, Inc. *	14,566

Internet & Catalog Retail - 0.5%
2,534	Blue Nile, Inc. *	84,914
4,503	FTD Group, Inc. *	78,893
		163,807
Internet Software & Services - 4.2%
516	Bankrate, Inc. *	18,834
3,721	CNET Networks, Inc. *	33,712
2,781	Digital Insight Corp. *	106,123
314	Digital River, Inc. *	18,498
6,807	Earthlink, Inc. *	44,314
1,434	Equinix, Inc. *	109,443
16,462	Internet Initiative Japan, Inc. ADR *	137,128
653	j2 Global Communications, Inc. *	18,238
17,995	RealNetworks, Inc. *	206,943
7,531	Rediff.com India Ltd. ADR *	139,022
13,827	Sify Ltd. ADR *	137,440
744	Sohu.com, Inc. *	18,206
9,530	Tom Online, Inc. ADR *	136,851
13,696	United Online, Inc.	183,937
522	WebEx Communications, Inc. *	18,740
708	Websense, Inc. *	18,089
		1,345,518
IT Services - 0.3%
310	CACI International, Inc. - Class A *	18,550
1,333	eFunds Corp. *	34,191
1,277	Mantech International Corp. - Class A *	46,330
		99,071
Leisure Equipment & Products - 0.7%
5,587	Jakks Pacific, Inc. *	122,076
3,190	Marvel Entertainment, Inc. *	89,639
		211,715
Life Science Tools & Services - 0.3%
9,162	Exelixis, Inc. *	78,976

Machinery - 3.3%
2,842	Albany International Corp.	88,670
1,573	American Science & Engineering, Inc. *	99,791
7,407	Barnes Group, Inc.	155,177
1,931	Briggs & Stratton Corp.	52,311
1,605	Cascade Corp.	84,102
3,703	Freightcar America, Inc.	204,035
1,357	Gehl Co. *	36,720
707	Kaydon Corp.	28,245
98	Middleby Corp. *	9,947
4,858	Nordson Corp.	234,593
1,236	Tennant Co.	35,906
499	Westinghouse Air Brake Technologies Corp.	16,392
		1,045,889
Media - 2.6%
4,210	Arbitron, Inc.	185,703
404	Catalina Marketing Corp.	9,886
9,284	Citadel Broadcasting Corp.	88,291
2,732	Cox Radio, Inc. *	43,439
5,520	Journal Register Co.	42,946
4,189	Media General, Inc. - Class A	154,783
9,953	Mediacom Communications Corp. *	80,520
13,419	Net Servicos de Comunicacao SA ADR	137,813
2,944	Valassis Communications, Inc. *	45,514
6,974	Westwood One, Inc.	45,959
		834,854
Metals & Mining - 2.5%
3,019	Compass Minerals International, Inc.	99,929
1,583	Oregon Steel Mills, Inc. *	99,634
9,291	Quanex Corp.	344,789
5,959	Randgold Resources Ltd. ADR *	136,699
487	RTI International Metals, Inc. *	36,841
1,712	Schnitzer Steel Industries, Inc. - Class A	69,884
2,883	Steel Technologies, Inc.	49,732
		837,508
Oil, Gas & Consumable Fuels - 3.4%
1,439	Arena Resources, Inc. *	62,884
1,782	ATP Oil & Gas Corp. *	80,636
1,117	Berry Petroleum Co. - Class A	36,582
1,925	Carrizo Oil & Gas, Inc. *	64,102
9,424	The Exploration Company of Delaware *	129,863
1,442	GMX Resources, Inc. *	63,001
14,010	Harvest Natural Resources, Inc. *	143,603
4,472	Pacific Ethanol, Inc. *	84,744
19,368	Petroquest Energy, Inc. *	242,875
1,929	Swift Energy Co. *	98,591
5,527	Vaalco Energy, Inc. *	46,372
1,665	Western Refining, Inc.	47,153
		1,100,406
Paper & Forest Products - 0.4%
6,917	Votorantim Celulose e Papel SA ADR	137,648

Personal Products - 0.5%
2,957	Mannatech, Inc.	44,118
6,434	Medifast, Inc. *	83,964
394	USANA Health Sciences, Inc. *	19,062
		147,144
Pharmaceuticals - 1.8%
243	Adams Respiratory Therapeutics, Inc. *	9,567
2,294	Bradley Pharmaceuticals, Inc. *	48,312
8,256	Dr. Reddy's Laboratories Ltd. ADR	137,875
1,268	Hi-Tech Pharmacal Co., Inc. *	18,069
1,661	New River Pharmaceuticals, Inc. *	81,522
870	Penwest Pharmaceuticals Co. *	14,955
11,578	Sciele Pharma, Inc. *	261,779
		572,079
Real Estate - 1.7%
199	Alexander's, Inc. *	80,794
965	Alexandria Real Estate Equities, Inc.	99,472
286	American Home Mortgage Investment Corp.	10,116
748	Arbor Realty Trust, Inc.	21,124
469	Capital Trust, Inc. - Class A	20,908
1,600	Equity Lifestyle Properties, Inc.	83,152
8,398	IRSA Inversiones y Representaciones SA ADR *	137,307
306	National Health Investors, Inc.	10,251
1,539	RAIT Investment Trust	51,295
403	Tanger Factory Outlet Centers, Inc.	15,886
371	Washington Real Estate Investment Trust	15,905
		546,210
Real Estate Investment Trusts - 0.0%
336	Newcastle Investment Corp.	10,063

Refuse Systems - 0.0%
709	American Ecology Corp.	14,818

Road & Rail - 0.8%
170	Amerco, Inc. *	14,764
2,239	Genesee & Wyoming, Inc. *	60,139
1,032	Knight Transportation, Inc.	18,184
2,033	Old Dominion Freight Line, Inc. *	54,505
614	PAM Transportation Services *	14,730
4,602	US Xpress Enterprises, Inc. *	80,213
584	USA Truck, Inc. *	11,254
		253,789
Semiconductor & Semiconductor Equipment - 5.2%
15,358	Actions Semiconductor Co. Ltd. ADR *	138,222
2,021	Advanced Energy Industries, Inc. *	34,822
7,108	Conexant Systems, Inc. *	15,495
464	Diodes, Inc. *	19,177
415	Formfactor, Inc. *	15,504
2,042	Hittite Microwave Corp. *	79,781
4,663	Intevac, Inc. *	127,253
2,916	Micrel, Inc. *	33,680
10,861	MKS Instruments, Inc. *	226,017
3,149	Monolithic Power Systems, Inc. *	33,537
1,599	Netlogic Microsystems, Inc. *	34,107
16,602	O2Micro International Ltd. ADR *	135,472
1,105	Omnivision Technologies, Inc. *	18,000
19,973	ON Semiconductor Corp. *	128,626
1,371	PortalPlayer, Inc. *	18,371
1,512	Silicon Image, Inc. *	19,006
16,502	STATS ChipPAC Ltd. ADR *	138,782
5,990	Supertex, Inc. *	281,051
487	Tessera Technologies, Inc. *	18,443
28,064	Transmeta Corp. *	32,554
1,559	Trident Microsystems, Inc. *	32,708
1,962	Volterra Semiconductor Corp. *	33,256
2,193	Zoran Corp. *	32,698
		1,646,562
Software - 3.2%
750	Ansoft Corp. *	20,730
777	Ansys, Inc. *	36,480
678	Blackbaud, Inc.	17,486
645	Blackboard, Inc. *	18,382
16,704	Kongzhong Corp. ADR *	136,472
1,247	MicroStrategy, Inc. *	147,732
659	Progress Software Corp. *	17,865
474	Quality Systems, Inc.	18,112
2,848	Secure Computing Corp. *	18,483
7,034	Shanda Interactive Entertainment Ltd. ADR *	136,038
3,615	Smith Micro Software, Inc. *	57,840
3,148	Sonic Solutions, Inc. *	49,581
4,953	The9 Ltd. ADR *	135,762
3,698	THQ, Inc. *	120,370
3,451	Ultimate Software Group, Inc. *	83,204
1,534	VASCO Data Security International, Inc. *	18,055
		1,032,592
Specialty Retail - 5.8%
469	The Buckle, Inc.	22,038
877	The Cato Corp.	20,820
4,635	The Childrens Place Retail Stores, Inc. *	299,050
713	Christopher & Banks Corp.	13,397
5,506	Citi Trends, Inc. *	243,696
8,464	Dress Barn, Inc. *	204,998
452	DSW, Inc. - Class A *	17,312
6,857	Genesco, Inc. *	262,760
435	Guitar Center, Inc. *	19,105
3,493	Hibbett Sporting Goods, Inc. *	110,099
4,090	Maidenform Brands, Inc. *	78,201
3,267	New York & Co., Inc. *	42,340
5,985	Pacific Sunwear of California, Inc. *	117,785
2,519	The Pantry, Inc. *	123,481
314	Payless Shoesource, Inc. *	9,794
4,034	Shoe Carnival, Inc. *	108,757
2,015	Sonic Automotive, Inc.	57,508
295	Stage Stores, Inc.	9,747
3,479	The Talbots, Inc.	86,697
		1,847,585
Telecommunication Services - 2.4%
8,957	Broadwing Corp. *	135,519
17,319	Compania de Telecomunicaciones de Chile SA ADR	138,206
3,920	CT Communications, Inc.	79,890
3,103	Golden Telecom, Inc.	125,951
9,286	IDT Corp. *	120,347
22,708	Mahanagar Tel Nigam Ltd. ADR	134,658
5,377	Premiere Global Services, Inc. *	43,822
		778,393
Textiles, Apparel & Luxury Goods - 1.8%
607	Columbia Sportswear Co.	35,722
2,962	Crocs, Inc. *	127,218
5,626	K-Swiss, Inc. - Class A	186,839
610	Movado Group, Inc.	15,256
215	Phillips-Van Heusen Corp.	10,606
1,357	Stride Rite Corp.	21,210
2,019	Timberland Co. *	63,094
3,577	Wolverine World Wide, Inc.	103,948
		563,893
Thrifts & Mortgage Finance - 2.0%
3,118	Corus Bankshares, Inc.	69,874
3,573	Dime Community Bancshares	50,272
681	Downey Financial Corp.	49,577
569	Federal Agricultural Mortgage Corp.	14,845
4,408	First Niagara Financial Group, Inc.	63,343
2,389	FirstFed Financial Corp. *	155,333
3,371	Flagstar Bancorp, Inc.	50,733
1,141	MAF Bancorp, Inc.	50,193
5,216	Ocwen Financial Corp. *	78,501
6,918	R&G Financial Corp. - Class B	51,401
721	Saxon Capital, Inc.	10,137
		644,209
Tobacco - 0.3%
4,762	Vector Group Ltd.	85,002

Trading Companies & Distributors - 0.2%
751	Applied Industrial Technologies, Inc.	21,373
700	Watsco, Inc.	36,176
		57,549
Trucking, Except Local - 0.0%
619	Universal Truckload Svcs, Inc. *	14,757

Unsupported Plastics Film And Sheet - 0.5%
2,976	AEP Industries, Inc. *	153,175

Wireless Telecommunication Services - 0.9%
23,985	Linktone Ltd. ADR *	137,434
10,662	Turkcell Iletisim Hizmetleri AS ADR	136,047
		273,481
	TOTAL COMMON STOCKS
	(Cost $25,971,239)	$28,781,506

Shares		Value
INVESTMENT COMPANIES - 3.4%
15,617	First Trust Dow Jones Select MicroCap Index Fund	$366,375
9,223	iShares Russell 2000 Value Index Fund	734,520

	TOTAL INVESTMENT COMPANIES
	(Cost $1,016,281)	$1,100,895

Face
Amount		Value
SHORT-TERM INVESTMENTS - 6.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.3%
$ 1,700,000	Federal Home Loan Bank Discount
	Note, 5.08%, 12/01/2006
	(Cost $1,700,000)	$1,700,000

Shares		Value
MONEY MARKET FUND - 0.8%
252,185	Fidelity Institutional Money Market Portfolio
	(Cost $252,185)	$252,185

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,952,185)	$1,952,185

	TOTAL INVESTMENTS - 99.1%
	(Cost $28,939,705)	$31,834,586

	Other Assets in Excess of Liabilities - 0.9%	300,292

	TOTAL NET ASSETS - 100.0%	$32,134,878

	Percentages are calculated as a percent of net assets.

	ADR American Depository Receipt
	* Non-income producing security.

	Evolution Total Return Fund
	Schedule of Investments
	November 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 73.2%

Aerospace & Defense - 0.6%
6,440	Goodrich Corp.	$289,800
1,998	Kaman Corp.	46,194
929	Raytheon Co.	47,416
		383,410
Auto Components - 0.9%
4,983	Bandag, Inc.	220,149
12,834	Gentex Corp.	212,659
9,043	Modine Manufacturing Co.	222,458
		655,266
Automobiles - 0.1%
3,364	General Motors Corp.	98,330

Beverages - 1.7%
4,922	Anheuser-Busch Companies, Inc.	233,844
8,755	The Coca-Cola Co.	409,997
13,927	PepsiAmericas, Inc.	290,239
3,654	PepsiCo, Inc.	226,438
		1,160,518
Building Products - 0.9%
22,148	Masco Corp.	635,426

Capital Markets - 0.1%
1,087	The Bank of New York Company, Inc.	38,632

Chemicals - 3.2%
1,957	A. Schulman, Inc.	44,600
12,890	Arch Chemicals, Inc.	424,081
6,269	Ashland, Inc.	423,847
5,301	The Dow Chemical Co.	212,093
6,041	Lubrizol Corp.	285,981
2,267	Olin Corp.	37,927
6,404	PPG Industries, Inc.	411,777
4,960	Rohm & Haas Co.	259,011
5,013	Sensient Technologies Corp.	119,460
		2,218,777
Commercial Banks - 4.4%
7,683	Bank of America Corp.	413,730
4,161	BB&T Corp.	178,965
1,216	Central Pacific Financial Corp.	45,564
1,525	Chittenden Corp.	45,872
2,624	City National Corp.	177,960
3,861	Comerica, Inc.	224,903
9,353	Community Bank System, Inc.	224,846
2,069	Compass Bancshares, Inc.	118,223
709	Cullen/Frost Bankers, Inc.	38,640
7,533	FirstMerit Corp.	178,532
7,321	Huntington Bancshares, Inc.	177,973
7,533	Independent Bank Corp.	176,950
1,027	KeyCorp	37,075
2,213	M&T Bank Corp.	262,550
810	Marshall & Ilsley Corp.	37,090
843	Mercantile Bankshares Corp.	38,449
545	PNC Financial Services Group	38,526
1,268	Regions Financial Corp.	46,472
3,587	SunTrust Banks, Inc.	292,879
8,157	Susquehanna Bancshares, Inc.	225,623
774	Westamerica Bancorporation	38,336
895	Wilmington Trust Corp.	37,196
		3,056,354
Commercial Services & Supplies - 2.1%
2,226	ABM Industries, Inc.	46,234
11,889	Deluxe Corp.	292,707
17,261	H&R Block, Inc.	414,264
8,993	Pitney Bowes, Inc.	414,487
7,680	Waste Management, Inc.	281,165
		1,448,857
Containers & Packaging - 1.7%
9,976	Packaging Corp of America	224,959
12,513	Rock-Tenn Co. - Class A	315,328
17,787	Sonoco Products Co.	657,941
		1,198,228
Distributors - 0.1%
825	Genuine Parts Co.	38,684

Diversified Consumer Services - 0.6%
9,966	CPI Corp.	414,785

Diversified Telecommunication Services - 1.1%
7,340	BellSouth Corp.	327,291
10,888	Commonwealth Telephone Enterprises, Inc.	453,703
		780,994
Electric Utilities - 2.6%
5,739	Alliant Energy Corp.	223,247
825	DTE Energy Co.	38,849
1,967	FirstEnergy Corp.	117,705
11,755	Hawaiian Electric Industries, Inc.	318,090
4,440	Northeast Utilities	124,453
11,051	OGE Energy Corp.	433,420
858	PG&E Corp.	39,408
1,121	PPL Corp.	40,748
6,250	The Southern Co.	226,563
2,601	TXU Corp.	149,272
2,840	UIL Holdings Corp.	122,035
		1,833,790
Electrical Equipment - 2.2%
12,203	Baldor Electric Co.	423,932
2,452	Cooper Industries Ltd. ADR	224,211
16,627	Hubbell, Inc.	872,086
		1,520,229
Food & Staples Retailing - 0.4%
10,803	Nash Finch Co.	285,739

Food Products - 3.4%
3,105	Campbell Soup Co.	118,207
7,672	Delta & Pine Land Co.	311,100
10,706	General Mills, Inc.	599,001
2,704	H.J. Heinz Co.	120,193
10,611	The J.M. Smucker Co.	510,177
10,606	Kellogg Co.	527,967
4,055	Wm. Wrigley Jr. Co.	212,644
		2,399,289
Gas Utilities - 2.6%
4,119	AGL Resources, Inc.	158,211
16,771	Nicor, Inc.	831,003
4,895	NiSource, Inc.	120,711
947	Northwest Natural Gas Co.	39,054
3,148	Southwest Gas Corp.	118,176
4,268	UGI Corp.	120,272
12,725	WGL Holdings, Inc.	420,561
		1,807,988
Health Care Equipment & Supplies - 0.6%
7,091	Hillenbrand Industries, Inc.	410,285

Hotels Restaurants & Leisure - 2.4%
12,246	Bob Evans Farms, Inc.	415,997
4,470	Carnival Corp. ADR	218,985
1,695	Lone Star Steakhouse & Saloon	46,680
22,966	McDonald's Corp.	963,883
		1,645,545
Household Durables - 2.7%
2,725	Bassett Furniture Industries, Inc.	48,232
8,953	Blyth, Inc.	227,585
3,559	Fortune Brands, Inc.	287,923
19,030	Furniture Brands International, Inc.	327,697
9,393	Leggett & Platt, Inc.	223,366
4,023	MDC Holdings, Inc.	229,834
5,702	The Stanley Works	290,916
2,970	Whirlpool Corp.	253,341
		1,888,894
Household Products - 0.9%
4,455	Clorox Co.	285,120
1,789	Colgate-Palmolive Co.	116,374
6,977	WD-40 Co.	226,753
		628,247
Industrial Conglomerates - 0.9%
7,902	3M Co.	643,697

Insurance - 4.7%
12,304	Chubb Corp.	636,855
19,641	Cincinnati Financial Corp.	869,703
10,897	Horace Mann Educators Corp.	220,337
589	Lincoln National Corp.	37,455
3,129	MBIA, Inc.	217,935
4,139	Mercury General Corp.	221,230
19,236	Old Republic International Corp.	433,772
4,454	The St. Paul Travelers Companies, Inc.	230,762
5,691	Stewart Information Services Corp.	222,290
4,714	Zenith National Insurance Corp.	217,598
		3,307,937
Internet Software & Services - 0.6%
31,456	United Online, Inc.	422,454

IT Services - 0.3%
15,251	Startek, Inc.	208,939

Leisure Equipment & Products - 2.1%
3,131	Callaway Golf Co.	46,245
15,438	Hasbro, Inc.	412,966
18,406	Mattel, Inc.	404,012
13,180	Polaris Industries, Inc.	593,364
		1,456,587
Machinery - 3.4%
10,315	Barnes Group, Inc.	216,099
3,638	Caterpillar, Inc.	225,665
4,399	Deere & Co.	422,304
5,543	Eaton Corp.	427,255
5,375	Harsco Corp.	419,411
23,387	Timken Co.	695,529
		2,406,263
Manufacturing - 0.3%
3,333	The Procter & Gamble Co.	209,279

Media - 6.1%
38,646	Belo Corp.	703,357
23,136	CBS Corp. - Class B	688,296
15,048	Entercom Communications Corp.	405,544
10,818	Gannett Co., Inc.	643,887
10,074	Lee Enterprises, Inc.	291,139
5,899	Media General, Inc. - Class A	217,968
19,796	Tribune Co.	629,513
105,982	Westwood One, Inc.	698,421
		4,278,125
Metals & Mining - 2.1%
5,741	Alcoa, Inc.	178,947
10,836	Freeport-McMoRan Copper & Gold, Inc.	681,259
10,650	Nucor Corp.	637,403
		1,497,609
Multiline Retail - 0.6%
24,453	Tuesday Morning Corp.	430,373

Multi-Utilities & Unregulated Power - 2.0%
16,133	Avista Corp.	434,462
7,200	Duke Energy Corp.	228,384
3,043	National Fuel Gas Co.	115,330
9,870	ONEOK, Inc.	426,779
8,032	Vectren Corp.	229,313
		1,434,268
Oil & Gas - 3.5%
9,083	Chevron Corp.	656,883
6,050	ConocoPhillips	407,165
13,484	Exxon Mobil Corp.	1,035,706
1,686	Kinder Morgan, Inc.	176,946
1,888	Marathon Oil Corp.	178,189
		2,454,889
Paper & Forest Products - 0.1%
1,858	Schweitzer-Mauduit International, Inc.	46,060

Personal Products - 0.6%
12,656	Avon Products, Inc.	413,092

Pharmaceuticals - 2.4%
3,382	Johnson & Johnson	222,908
13,749	Merck & Co., Inc.	611,968
31,315	Pfizer, Inc.	860,849
		1,695,725
Real Estate Investment Trusts - 2.7%
7,309	Archstone-Smith Trust	438,394
8,870	Equity Office Properties Trust	427,534
2,416	Essex Property Trust, Inc.	319,009
4,676	Kimco Realty Corp.	216,873
1,709	LTC Properties, Inc.	47,202
2,222	Public Storage, Inc.	213,934
4,513	Weingarten Realty Investors	215,360
		1,878,306
Semiconductor & Semiconductor Equipment - 0.6%
19,581	Intel Corp.	418,054

Specialty Retail - 1.7%
1,630	The Cato Corp.	38,696
12,010	The Sherwin-Williams Co.	751,226
14,547	Sonic Automotive, Inc.	415,171
		1,205,093
Thrifts & Mortgage Finance - 0.4%
3,137	First Niagara Financial Group, Inc.	45,079
13,067	Fremont General Corp.	222,269
824	IndyMac Bancorp, Inc.	37,863
		305,211
Tobacco - 2.4%
3,738	Altria Group, Inc.	314,777
12,739	Reynolds American, Inc.	818,353
9,445	UST, Inc.	528,731
		1,661,861
Trading Companies & Distributors - 0.3%
4,373	Lawson Products, Inc.	219,656

Utilities - 0.1%
831	Wisconsin Energy Corp.	38,874

	TOTAL COMMON STOCKS
	(Cost $47,988,141)	$51,180,619

Shares		Value
INVESTMENT COMPANIES - 26.0%

12,828	iShares Dow Jones US Utilities Sector Index Fund	1,149,645
96,043	iShares Cohen & Steers Realty Majors Index Fund	9,942,371
12,569	iShares Lehman 20+ Year Treasury Bond Fund	1,150,692
8,932	iShares Lehman Treasury Inflation Protected Securities Fund	903,293
269,546	PowerShares International Dividend Achievers Portfolio	4,994,688

	TOTAL INVESTMENT COMPANIES
	(Cost $17,053,056)	$18,140,689

Face
Amount		Value
SHORT -TERM INVESTMENTS - 1.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
$ 600,000	Federal Home Loan Bank Discount
	Note, 5.08%, 12/01/2006
	(Cost $600,000)	$600,000

Shares		Value
MONEY MARKET FUND - 0.3%
188,374	Fidelity Institutional Money Market Portfolio
	(Cost $188,374)	$188,374

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $788,374)	$788,374

	TOTAL INVESTMENTS - 100.3%	$70,109,682
	(Cost $65,829,571)

	Liabilities in Excess of Other Assets - (0.3)%	(208,218)

	TOTAL NET ASSETS - 100.0%	$69,901,464

	Percentages are calculated as a percent of net assets.

	Spectrum High Yield Plus Fund
	Schedule of Investments (Unaudited)
	November 30, 2006

Shares		Value
COMMON STOCKS - 19.2%

Beverages - 0.2%
771	Diageo PLC ADR	$59,591

Commercial Banks - 0.2%
1,063	Bank of America Corp.	57,243

Commercial Services & Supplies - 0.4%
1,328	The Geo Group Inc.*	49,880
1,167	Watson Wyatt Worldwide, Inc. - Class A	54,149
		104,029
Communications Equipment - 0.6%
1,397	Avocent Corp.*	48,588
1,838	Polycom, Inc.*	53,008
3,412	Tekelec*	54,933
		156,529
Consumer Finance - 0.2%
1,235	Cash America International, Inc.	54,513

Electric Utilities - 1.1%
1,516	Alliant Energy Corp.	58,972
2,226	Cleco Corp.	57,052
996	FirstEnergy Corp.	59,601
1,468	Idacorp, Inc.	58,705
2,388	Northeast Utilities	66,936
		301,266
Electronic Equipment & Instruments - 0.2%
750	Rogers Corp.*	52,110

Energy Equipment & Services - 2.1%
2,428	Acergy SA ADR*	47,832
891	Cameron International Corp.*	48,399
1,201	Compagnie Generale de Geophysique SA ADR	48,256
622	Diamond Offshore Drilling, Inc.	48,280
817	GlobalSantaFe Corp.	49,020
634	Noble Corp.	48,976
1,127	Oceaneering International, Inc.*	49,148
743	Petroleum Geo-Services ASA ADR*	50,108
1,489	Pride International, Inc.*	48,080
718	Schlumberger Ltd.	49,169
702	Veritas DGC, Inc.*	54,875
		542,143
Food Products - 0.5%
1,665	Corn Products International, Inc.	60,473
1,180	The J.M. Smucker Co.	56,734
		117,207
Gas Utilities - 0.2%
1,659	Southwest Gas Corp.	62,279

Health Care Equipment & Supplies - 0.2%
1,361	Inverness Medical Innovations, Inc.*	53,093

Health Care Providers & Services - 0.4%
1,933	AMN Healthcare Services, Inc.*	53,641
922	Caremark Rx, Inc.	43,610
		97,251
Hotels Restaurants & Leisure - 0.2%
986	Aztar Corp.*	53,175

Insurance - 1.2%
1,180	American Financial Group Inc.	61,608
741	China Life Insurance Company Ltd. ADR	72,729
1,396	Delphi Financial Group, Inc. - Class A	56,538
899	Lincoln National Corp.	57,167
1,503	Loews Corp. - Carolina Group	60,000
		308,042
Internet Software & Services - 0.4%
3,855	Interwoven, Inc.*	54,625
2,458	Valueclick, Inc.*	61,131
		115,756
Management Consulting Services - 0.2%
2,559	PeopleSupport, Inc.*	56,759

Media - 0.2%
1,490	Comcast Corp.*	60,285

Metals & Mining - 0.2%
1,099	Peabody Energy Corp.	50,565

Multiline Retail - 0.2%
822	Kohl's Corp.*	57,211

Multi-Utilities - 0.7%
2,293	Avista Corp.	61,750
1,453	ONEOK, Inc.	62,828
1,092	Sempra Energy	59,514
		184,092
Oil & Gas - 3.7%
990	Anadarko Petroleum Corp.	48,866
1,571	Chevron Corp.	113,615
621	China Petroleum & Chemical Corp. ADR	49,587
542	CNOOC Ltd. ADR	48,157
731	ConocoPhillips	49,196
3,580	Delta Petroleum Corp.*	108,188
665	Devon Energy Corp.	48,791
1,206	Energy Transfer Partners LP	65,847
642	Exxon Mobil Corp.	49,312
1,391	Forest Oil Corp.*	49,436
511	Marathon Oil Corp.	48,228
924	Noble Energy, Inc.	49,434
981	Occidental Petroleum Corp.	49,384
387	PetroChina Company Ltd. ADR	49,575
916	Pogo Producing Co.	48,475
675	Total SA ADR	48,235
1,728	The Williams Companies, Inc.	47,969
		972,295
Personal Products - 0.1%
1,074	Alberto-Culver Co.*	21,555

Pharmaceuticals - 0.5%
6,558	American Oriental Bioengineering, Inc.*	68,531
3,274	Bradley Pharmaceuticals, Inc.*	68,951
		137,482
Real Estate - 1.6%
973	AMB Property Corp.	59,616
1,004	Archstone-Smith Trust	60,220
1,078	Entertainment Properties Trust	65,435
1,803	Health Care Property Investors, Inc.	65,395
1,309	iStar Financial, Inc.	61,248
2,054	New Plan Excel Realty Trust	58,518
2,587	Senior Housing Properties Trust	56,603
		427,035
Real Estate Investment Trusts - 0.4%
1,565	Digital Realty Trust, Inc.	57,028
1,080	Equity Residential	57,521
		114,549
Software - 0.4%
1,936	Macrovision Corp.*	53,530
1,838	Manhattan Associates, Inc.*	53,302
		106,832
Retail - Drugstores - 0.2%
1,529	CVS Corp.	43,989

Specialty Retail - 0.7%
2,324	AC Moore Arts & Crafts, Inc.*	49,525
1,307	American Eagle Outfitters, Inc.	59,050
1,253	OfficeMax, Inc.	58,979
1,074	Sally Beauty Holdings, Inc.	9,945
		177,499
Telecommunication Services - 0.5%
1,310	BellSouth Corp.	58,413
1,411	CenturyTel, Inc.	60,038
		118,451
Textiles, Apparel & Luxury Goods - 1.1%
1,346	Brown Shoe Company, Inc.	63,854
1,005	Deckers Outdoor Corp.*	56,079
1,481	K-Swiss, Inc. - Class A	49,184
1,140	Phillips-Van Heusen Corp.	56,236
742	VF Corp.	58,166
		283,519
Tobacco - 0.4%
847	Reynolds American, Inc.	54,411
1,019	UST, Inc.	57,044
		111,455

	TOTAL COMMON STOCKS	$5,057,800
	(Cost $4,869,612)

INVESTMENT COMPANIES - 29.7%

96,525	Alpha Hedged Strategies Fund	$1,262,548
278,067	MainStay High Yield Corporate Bond Fund	1,793,535
231,752	Northeast Investors Trust	1,770,587
77,264	Nuveen High Yield Municipal Bond Fund - Class C	1,768,570
77,882	The Merger Fund	1,253,894

	TOTAL INVESTMENT COMPANIES
	(Cost $7,801,869)	$7,849,134

Face Amount		Value
CORPORATE BONDS - 19.8%

Grantor Trust

$ 5,000,000	Dow Jones CDX High Yield Note, 2006-1
	8.625%, 06/29/2011
	(Acquired 06/29/2006 & 07/19/2006,
	Cost $4,896,378) (1)	$5,231,250

	TOTAL CORPORATE BONDS
	(Cost $4,896,378)	$5,231,250

SHORT-TERM INVESTMENTS - 29.1%
Shares
MONEY MARKET FUND - 0.7%
185,139	Fidelity Institutional Money Market Portfolio
	(Cost $185,139)	$185,139

Face Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.4%
$ 7,501,000	Federal Home Loan Bank Discount Note,
	5.217% , 12/01/2006
	(Cost $7,501,000)	$7,501,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,686,139)	$7,686,139

	TOTAL INVESTMENTS - 97.8%	$25,824,323
	(Cost $25,253,998)

	Other Assets in Excess of Liabilities - 2.2%	586,058

	TOTAL NET ASSETS - 100.0%	$26,410,381

Percentages are calculated as a percent of net assets.

*	Non Income Producing
(1)	144A securities are those that are exempt from registration under Rule
	144A of theSecurities Act of 1993, as amended. These securities are
	generally issued to qualified institutional buyers ("QIB") , such
	as the Fund. Any resale of these securities must generally be effected
	through a sale that is exempt from registration (e.g. a sale to another QIB),
	or the security must be registered for public sale. At November 30, 2006,
	the market value of 144A securities was $5,231,250 or 19.8% of net assets.

Spectrum High Yield Plus Fund
Schedule of Credit Default Swap (Unaudited)
November 30, 2006

		Buy/Sell	Pay/Received	Notional	Termination	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation

Goldman Sachs	Dow Jones CDX	Sell	3.45%	$11,200,000	6/20/2011	$423,472

Bear Stearns	Dow Jones CDX	Sell	3.45%	$5,000,000	6/20/2011	189,050
						$612,522

	Spectrum Global Perspective Fund
	Schedule of Investments (Unaudited)
	November 30, 2006

Shares		Value
COMMON STOCKS - 5.1%

Energy Equipment & Services - 1.9%
11,398	Acergy SA ADR*	$224,541
4,237	Cameron International Corp.*	230,154
5,662	Compagnie Generale de Geophysique SA ADR	227,499
2,970	Diamond Offshore Drilling, Inc.	230,531
3,930	GlobalSantaFe Corp.	235,800
3,015	Noble Corp.	232,909
5,397	Oceaneering International, Inc.*	235,363
3,496	Petroleum Geo-Services ASA ADR*	235,770
7,118	Pride International, Inc.*	229,840
3,435	Schlumberger Ltd.	235,229
		2,317,636

Metals & Mining - 0.2%
5,221	Peabody Energy Corp.	240,218

Oil & Gas - 3.0%
4,733	Anadarko Petroleum Corp.	233,621
3,227	Chevron Corp.	233,377
2,952	China Petroleum & Chemical Corp. ADR	235,717
2,581	CNOOC Ltd. ADR	229,322
3,453	ConocoPhillips	232,387
7,700	Delta Petroleum Corp.*	232,694
3,186	Devon Energy Corp.	233,757
3,043	Exxon Mobil Corp.	233,733
6,527	Forest Oil Corp.*	231,969
2,442	Marathon Oil Corp.	230,476
4,421	Noble Energy, Inc.	236,523
4,653	Occidental Petroleum Corp.	234,232
1,839	PetroChina Company Ltd. ADR	235,576
4,473	Pogo Producing Co.	236,711
3,191	Total SA ADR	228,029
8,251	The Williams Companies, Inc.	229,048
		3,727,172

	TOTAL COMMON STOCKS	$6,285,026
	(Cost $6,109,995)

Shares		Value
INVESTMENT COMPANIES - 96.8%

640,400	iShares MSCI EAFE Index Fund	$46,396,980
671,500	iShares MSCI Emerging Markets Index Fund	73,730,700

	TOTAL INVESTMENT COMPANIES	$120,127,680
	(Cost $110,824,375)

Shares		Value
SHORT-TERM INVESTMENTS - 23.2%
MONEY MARKET FUND - 0.2%
296,596	Fidelity Institutional Money Market Portfolio	$296,596
	(Cost $296,596)

Face Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.0%
$ 28,504,000	Federal Home Loan Bank
	Discount Note, 5.271%, 12/01/2006	$28,504,000
	(Cost $28,504,000)

	TOTAL SHORT-TERM INVESTMENTS	$28,800,596
	(Cost $28,800,596)

	TOTAL INVESTMENTS - 125.1%	$155,213,302
	(Cost $145,734,966)

	Liabilities in Excess of Other Assets - (25.1)%	(31,177,670)

	TOTAL NET ASSETS - 100.0%	$124,035,632

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt
*	Non-income producing security.

Spectrum Global Perspective Fund
Schedule of Equity Swap Contracts (Unaudited)
November 30, 2006

					Unrealized
		# of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Goldman Sachs & Co.	India Fund	135,000	$6,763,500	9/19/2007	$(401,944)

Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	68,400	4,958,326	12/3/2007	(2,746)

Goldman Sachs & Co.	iShares MSCI Mexico Fund	77,900	3,746,990	10/15/2007	24,750
					$(379,940)

	Spectrum Equity Opportunity Fund
	Schedule of Investments (Unaudited)
	November 30, 2006

Shares		Value
COMMON STOCKS - 16.4%
Capital Markets - 0.2%
1,554	SEI Investments Co.	$90,427

Chemicals - 0.2%
1,174	Sigma-Aldrich Corp.	89,353

Commercial Services & Supplies - 0.4%
2,345	The Geo Group Inc.*	88,078
2,055	Watson Wyatt Worldwide, Inc. - Class A	95,352
		183,430
Communications Equipment - 1.1%
2,467	Avocent Corp.*	85,802
3,776	Cisco Systems, Inc.*	101,499
5,099	Juniper Networks, Inc.*	108,558
3,246	Polycom, Inc.*	93,615
6,025	Tekelec*	97,002
		486,476
Computer Programming Services - 0.2%
5,840	BEA Systems, Inc.*	80,417

Computers & Peripherals - 1.3%
11,499	Brocade Communications Systems, Inc.*	106,366
7,351	EMC Corp.*	96,372
2,364	Hewlett-Packard Co.	93,283
1,519	Lexmark International, Inc.*	104,781
2,353	Network Appliance, Inc.*	92,261
4,572	QLogic Corp.*	101,727
		594,790
Consumer Finance - 0.2%
2,183	Cash America International, Inc.	96,358

Electronic Equipment & Instruments - 0.4%
4,107	Global Imaging Systems, Inc.*	87,520
1,325	Rogers Corp.*	92,061
		179,581
Energy Equipment & Services - 1.4%
3,934	Halliburton Co.	132,733
1,972	Schlumberger Ltd.	135,043
3,006	Tenaris SA - ADR	141,312
1,661	Transocean, Inc. (a)	129,475
1,237	Veritas DGC, Inc. (a)	96,696
		635,259
Health Care Equipment & Supplies - 0.2%
2,401	Inverness Medical Innovations, Inc.*	93,663

Health Care Providers & Services - 0.2%
3,415	AMN Healthcare Services, Inc.*	94,766

Hotels, Restaurants & Leisure - 0.2%
1,741	Aztar Corp.*	93,892

Internet & Catalog Retail - 0.2%
3,008	eBay, Inc.*	97,309

Internet Software & Services - 1.1%
1,758	Akamai Technologies, Inc.*	85,913
1,703	Digital River, Inc.*	100,324
217	Google, Inc.*	105,228
6,798	Interwoven, Inc.*	96,328
4,338	Valueclick, Inc.*	107,886
		495,679
IT Services - 0.4%
1,204	Cognizant Technology Solutions Corp.*	98,198
1,861	Fiserv, Inc.*	95,116
		193,314
Machinery - 0.2%
1,547	Paccar, Inc.	101,019

Management Consulting Services - 0.2%
4,550	PeopleSupport, Inc.*	100,919

Media - 0.2%
2,402	Comcast Corp.*	97,185

Metals & Mining - 0.4%
1	Goldcorp, Inc.	31
1,248	Phelps Dodge Corp.	153,504
		153,535
Oil & Gas - 4.2%
2,593	Anadarko Petroleum Corp.	127,990
2,308	Cabot Oil & Gas Corp.	143,396
3,840	Chesapeake Energy Corp.	130,675
1,807	Chevron Corp.	130,682
2,045	ConocoPhillips	137,629
3,440	Delta Petroleum Corp.*	103,957
1,809	Devon Energy Corp.	132,726
1,837	EOG Resources, Inc.	129,564
1,722	Exxon Mobil Corp.	132,267
3,539	Imperial Oil Ltd.	133,067
1,416	Marathon Oil Corp.	133,642
3,453	Southwestern Energy Co.*	145,475
5,044	The Williams Companies, Inc.	140,021
2,642	XTO Energy, Inc.	133,685
		1,854,776
Pharmaceuticals - 0.3%
11,574	American Oriental Bioengineering, Inc.*	120,948

Real Estate Investment Trusts - 0.2%
2,762	Digital Realty Trust, Inc.	100,647

Semiconductor & Semiconductor Equipment - 0.4%
4,952	Applied Materials, Inc.	89,037
4,306	Intel Corp.	91,933
		180,970
Software - 1.0%
2,619	Intuit, Inc.*	82,446
3,426	Macrovision Corp.*	94,729
3,246	Manhattan Associates, Inc.*	94,134
3,203	Microsoft Corp.	93,944
4,916	Oracle Corp.*	93,551
		458,804
Specialty Retail - 0.2%
4,099	AC Moore Arts & Crafts, Inc.*	87,350

Telecommunication Services - 0.2%
2,180	CenturyTel, Inc.	92,759

Textiles, Apparel & Luxury Goods - 0.9%
2,376	Brown Shoe Company, Inc.	112,717
1,775	Deckers Outdoor Corp.*	99,045
2,611	K-Swiss, Inc. - Class A	86,711
2,011	Phillips-Van Heusen Corp.	99,203
		397,676
Wireless Telecommunication Services - 0.3%
1,859	Leap Wireless International, Inc.*	105,498

	TOTAL COMMON STOCKS
	(Cost $6,883,156)	$7,356,800

Shares		Value
INVESTMENT COMPANIES - 73.3%
50,100	iShares MSCI Emerging Markets Index Fund	5,500,980
100,900	iShares Russell 2000 Index Fund	7,879,281
258,900	Nasdaq-100 Index Tracking Stock	11,401,956
171,700	Rydex S&P Equal Weight ETF	8,111,108

	TOTAL INVESTMENT COMPANIES
	(Cost $31,182,926)	$32,893,325

Face Amount		Value
SHORT-TERM INVESTMENTS - 25.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.5%
$11,001,000	Federal Home Loan Bank
	Discount Notes, 5.271%, 12/01/2006	$11,001,000
	(Cost $11,001,000)

Shares		Value
MONEY MARKET FUND - 0.8%
344,692	Fidelity Institutional Money Market Portfolio
	(Cost $344,692)	$344,692

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,345,692)	$11,345,692

	TOTAL INVESTMENTS - 115.0%	$51,595,817
	(Cost $49,411,774)

	Liabilities in Excess of Other Assets - (15.0)%	(6,712,096)

	TOTAL NET ASSETS - 100.0%	$44,883,721

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-income producing security

Spectrum Equity Opportunity Fund
Schedule of Equity Swap Contracts (Unaudited)
November 30, 2006

					Unrealized
		# of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Goldman Sachs & Co.	iShares Russell 2000 Index Fund	51,800	$4,060,497	10/9/2007	$(16,765)

Goldman Sachs & Co.	Nasdaq-100 Index Tracking Stock	91,000	4,001,560	11/14/2007	(3,747)

Goldman Sachs & Co.	Oil Service Holders Trust	17,000	2,277,864	11/1/2007	196,994
					$176,482

HCM Freedom Fund
Schedule of Investments
November 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 66.0%

Aerospace & Defense - 0.8%
5,300	Precision Castparts Corp.	$399,938

Biotechnology - 0.6%
3,900	Cephalon, Inc. *	291,954

Capital Markets - 1.1%
10,000	US Global Investors, Inc. *	503,600

Communications Equipment - 4.2%
44,500	Cisco Systems, Inc. *	1,196,160
10,800	F5 Networks, Inc. *	807,948
		2,004,108
Computers & Peripherals - 13.6%
63,300	Apple Computer, Inc. *	5,803,344
10,500	Logitech International SA ADR*	310,380
9,800	Network Appliance, Inc. *	384,258
		6,497,982
Energy Equipment & Services - 1.9%
11,900	Dril-Quip, Inc.*	503,727
8,800	Tenaris SA ADR	413,688
		917,415
Financial Services - 4.3%
700	Chicago Mercantile Exchange Holdings, Inc.	374,920
13,300	IntercontinentalExchange, Inc. *	1,306,725
5,700	Moody's Corp.	396,036
		2,077,681
Hotels Restaurants & Leisure - 3.5%
9,800	Las Vegas Sands Corp.*	897,288
14,800	MGM Mirage *	795,796
		1,693,084
Household Durables - 1.9%
8,200	Desarrolladora Homex SA de CV ADR *	404,916
23,300	Tempur-Pedic International, Inc. *	491,164
		896,080
Information Retrieval Services - 1.1%
7,400	Nutri/System, Inc. *	510,970

Internet Software & Services - 2.4%
11,200	DivX, Inc. *	331,856
16,600	Internap Network Services Corp. *	322,870
20,400	Valueclick, Inc. *	507,348
		1,162,074
Investment Advisor - 0.7%
8,300	Cohen & Steers, Inc.	314,985

IT Services - 6.6%
29,500	Alliance Data Systems Corp. *	1,908,945
6,300	Cognizant Technology Solutions Corp. *	513,828
30,900	Satyam Computer Services Ltd. ADR	721,515
		3,144,288
Machinery - 2.1%
8,300	The Manitowoc Company, Inc.	499,992
7,700	Paccar, Inc.	502,810
		1,002,802
Media - 1.7%
30,300	Grupo Televisa SA ADR *	796,284

Metals & Mining - 2.8%
18,400	Agnico-Eagle Mines Ltd.*	808,312
16,200	Titanium Metals Corp. *	517,914
		1,326,226
Multiline Retail - 1.8%
17,800	Nordstrom, Inc.	872,556

Personal Credit Institutions - 3.5%
22,500	The First Marblehead Corp.	1,683,900

Real Estate - 4.3%
61,800	CB Richard Ellis Group, Inc. - Class A*	2,035,074

Semiconductor & Semiconductor Equipment - 1.1%
13,000	MEMC Electronic Materials, Inc. *	517,400

Software - 0.8%
13,400	Microsoft Corp.	393,022

Specialty Retail - 1.9%
8,000	Guess?, Inc. *	497,280
12,800	Limited Brands, Inc.	405,632
		902,912
Textiles, Apparel & Luxury Goods - 2.6%
28,400	Coach, Inc. *	1,227,164

Wireless Telecommunication Services - 0.7%
4,400	OAO Vimpel-Communications ADR *	334,796

	TOTAL COMMON STOCKS
	(Cost $31,133,256)	$31,506,295

Face
Amount		Value
SHORT-TERM INVESTMENTS - 55.5%
U.S. GOVERNMENT AGENCY OBLIGAIONS - 54.8%
$ 26,203,000	Federal Home Loan Bank Discount
	Note, 2.65%, 12/01/06
	(Cost $26,203,000)	$26,203,000

Shares		Value
MONEY MARKET FUND - 0.7%
330,100	Fidelity Institutional Money Market Portfolio
	(Cost $330,100)	$330,100

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $26,533,101)	$26,533,100

	TOTAL INVESTMENTS - 121.5%	$58,039,395
	(Cost $57,666,357)

	Liabilities in Excess of Other Assets - (21.5)%	(10,289,065)

	TOTAL NET ASSETS - 100.0%	$47,750,330

	Percentages are calculated as a percent of net assets.

	ADR American Depository Receipt
	* Non-income producing security.

	PSI Calendar Effects Fund
	Schedule of Investments
	November 30, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 89.7%

300,000	iShares Russell 2000 Index Fund	$23,427,000
150,000	Midcap SPDR Trust Series 1	22,140,000
500,000	NASDAQ-100 Index Tracking Stock	22,020,000

	TOTAL INVESTMENT COMPANIES
	(Cost $67,783,535)	$67,587,000

Face
Amount		Value
SHORT-TERM INVESTMENTS - 9.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.0%
$ 6,800,000	Federal Home Loan Bank Discount
	Note, 5.22%, 12/01/2006
	(Cost $6,800,000)	$6,800,000

Shares		Value
MONEY MARKET FUND - 0.4%
263,445	Fidelity Institutional Money Market Portfolio
	(Cost $263,445)	$263,445

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,063,445)	$7,063,445

	TOTAL INVESTMENTS - 99.1%
	(Cost $74,846,980)	$74,650,445

	Other Assets in Excess of Liabilities - 0.9%	695,163

	TOTAL NET ASSETS - 100.0%	$75,345,608

	Percentages are calculated as a percent of net assets.

PSI Calendar Effects Fund
Schedule of Futures Contracts Purchased
November 30, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation/ Depreciation
FUTURES CONTRACTS PURCHASED

22	Nasdaq 100 Futures Contracts
	Expiring December 2006
	(Underlying Face Amount
	at Market Value $3,947,900)	$(28,699)

5	Russell 2000 Futures Contracts
	Expiring December 2006
	(Underlying Face Amount
	at Market Value $1,964,375)	(13,648)

37	S&P Mid Cap 400 Mini Futures Contract
	Expiring December 2006
	(Underlying Face Amount
	at Market Value $2,993,670)	204

		$(42,143)

U.S. Government Money Market Fund
Schedule of Investments
November 30, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 96.7%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 96.4%

$38,905,000	Federal Home Loan Bank
	Discount Note, 5.217%, 12/1/2006
	(Cost $38,905,000)	$38,905,000

Shares		Value
MONEY MARKET FUND - 0.3%

120,787	Fidelity Institutional Money Market Portfolio
	(Cost $120,787)	$120,787

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $39,025,787)	$39,025,787

	Other Assets in Excess of Liabilities - 3.3%	1,349,893

	TOTAL NET ASSETS - 100.0%	$40,375,680

Percentages are calculated as a percent of net assets.

The cost basis of investments for federal income tax purposes at November 30, 2006 was as follows*:

	U.S./Short Fund	OTC Plus Fund	Small Cap Bull 2.5X Fund	Small Cap Bear 2.5X Fund	Dow 30 Plus Fund

Cost of Investments	4,623,867	27,847,212	6,225,593	11,420,202	16,961,824

Gross unrealized appreciation			95,206
Gross unrealized depreciation		(1,800,498)	(51,306)		(1,008,294)

Net unrealized appreciation/depreciation	-	(1,800,498)	43,900	-	(1,008,294)

	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund	Evolution Large Cap Fund	Evolution Small Cap Fund	Evolution Total Return Fund

Cost of Investments	46,517,530	111,240,331	54,795,013	31,022,983	66,828,410

Gross unrealized appreciation	528,843	4,951,898	2,679,196	1,158,165	3,545,535
Gross unrealized depreciation	(24,882)	(1,274,106)	(595,232)	(346,562)	(264,263)

Net unrealized appreciation/depreciation	503,961	3,677,792	2,083,964	811,603	3,281,272

	10 Year Note Bull 2.5X Fund	10 Year Note Bear 2.5X Fund	Dynamic HY Bond Fund	HY Bear Fund	Commodity Bull 2X Fund

Cost of Investments	6,362,910	11,720,423	198,553,003	1,902,156	8,281,568

Gross unrealized appreciation	19,777		981,408	-	128,238
Gross unrealized depreciation			(41,464)	-	(2,038)

Net unrealized appreciation/depreciation	19,777	-	939,944	-	126,200

	Emerging Markets Bull 2X Fund	Emerging Markets Bear 2X Fund	Developed Markets Bull 2X Fund	Developed Markets Bear 2X Fund	US Government Money Market Fund

Cost of Investments	22,487,127	827,788	18,612,665	592,840	39,025,787

Gross unrealized appreciation	75,200	-	1,069,280	-
Gross unrealized depreciation		-	(148)	-

Net unrealized appreciation/depreciation	75,200	-	1,069,132	-	-

	Spectrum High Yield Plus Fund	Spectrum Global Perspective Fund	Spectrum Equity Opportunity Fund	HCM Freedom Fund	PSI Calendar Effects Fund

Cost of Investments	25,282,090	150,463,419	51,381,104	57,666,357	74,846,980

Gross unrealized appreciation	619,319	4,751,347	269,895	507,682	53,325
Gross unrealized depreciation	(77,086)	(1,464)	(55,182)	(134,644)	(249,860)

Net unrealized appreciation/depreciation	542,233	4,749,883	214,713	373,038	(196,535)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Direxion Funds

By (Signature and Title) /s/ Ron Fernandes
Ron Fernandes, Chief Executive Officer

Date 1/25/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ron Fernandes
Ron Fernandes, Chief Executive Officer

Date 1/25/07

By (Signature and Title)* /s/ Daniel D. O'Neill
Daniel D. O'Neill, Chief Financial Officer

Date 1/25/07

* Print the name and title of each signing officer under his or her signature.